FORM N-23C-3

NOTIFICATION OF REPURCHASE OFFER

PURSUANT TO RULE 23C-3

1.	Investment Company Act File Number: 817-00879

Date of Notification: September 18, 2008

2.	Exact name of investment company as specified in registration statement:

THE MEXICO FUND, INC.

3.	Address of principal executive office:

1775 I STREET, NW

WASHINGTON, DC 20006

4.	Check one of the following:

A.	☒	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

BY:	/s/ José Luis Gómez Pimienta

NAME:	José Luis Gómez Pimienta*
TITLE:	President
*BY:	/s/ Sander M. Bieber
Sander M. Bieber
Attorney-in-Fact

THE MEXICO FUND, INC.

1775 I Street, NW, Suite 1100

Washington, DC 20006

REPURCHASE OFFER NOTICE

To All Stockholders of The Mexico Fund, Inc.:

The Mexico Fund, Inc. (“Fund”) is offering to repurchase its shares (“Repurchase Offer”) in an amount up to five percent (5%) of the Fund’s issued and outstanding shares of common stock, par value $1.00 per share, in exchange for a pro-rata portion of each of the securities (other than fixed income securities with maturities of less than one year, securities with transfer restrictions and certain illiquid securities) (“Portfolio Securities”) held in the Fund’s investment portfolio, subject to adjustment for fractional shares and odd lots, at a price equal to the per share net asset value in U.S. Dollars as of the close of regular trading on the New York Stock Exchange on October 16, 2008 (“Repurchase Pricing Date”), reduced by a 1.00% repurchase price adjustment (“Repurchase Price Adjustment”), for a repurchase price equal to 99.00% of the per share net asset value (“Repurchase Price”). The Repurchase Offer is subject to the terms and conditions set forth in this Repurchase Offer Notice dated September 18, 2008 and the related Repurchase Request Form. The Fund will offer to repurchase no less than five percent (5%) of its outstanding shares during each fiscal year. Periodic repurchases will occur at three, six, or 12 month intervals as determined by the Board of Directors (“Board”) in its discretion. The Board has determined that the next repurchase offer will occur in March 2009 for an amount yet to be determined.

If stockholders tender for repurchase more Fund shares than the number of shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of shares that the Fund is offering to purchase by up to two percent (2%) of the number of shares outstanding on the Repurchase Request Deadline. If the number of shares tendered for repurchase exceeds the number of shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro-rata basis. The Fund may, in its discretion, accept all shares tendered by stockholders who own fewer than 100 shares and tender all their shares for repurchase in this Repurchase Offer, before pro-rating the shares tendered by other stockholders. There can be no assurance that the Fund will be able to repurchase all the shares that you tender even if you tender all the shares that you own. In the event of an oversubscribed Repurchase Offer, the Fund may be unable to repurchase all of the Shares submitted at the Repurchase Price. You may have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase, and you would be subject to the risk of net asset value fluctuations during that time.

IF YOU ARE NOT INTERESTED IN SELLING ANY OF YOUR SHARES AT THIS TIME, YOU DO NOT NEED TO DO ANYTHING. THIS REPURCHASE OFFER IS NOT PART OF A PLAN TO LIQUIDATE THE FUND. STOCKHOLDERS ARE NOT REQUIRED TO PARTICIPATE IN THE REPURCHASE OFFER.

The purpose of the Repurchase Offer is to provide stockholders an alternative source of liquidity for their Fund shares in addition to cash sales of Fund shares on the New York Stock Exchange and to enhance stockholder value. The Repurchase Offer provides stockholders with the opportunity to redeem their shares in-kind (i.e., in exchange for Portfolio Securities and cash held by the Fund) in order to realize close to net asset value for their shares. The Repurchase Offer also is intended to insulate stockholders who choose not to participate from bearing any portion of the unrealized capital gains of the Fund which would be realized if the Fund sold the Portfolio Securities in order to satisfy repurchase requests in cash.

PARTICIPATION IN THE REPURCHASE OFFER WILL RESULT IN THE RECEIPT OF MEXICAN SECURITIES IN EXCHANGE FOR SHARES OF THE FUND. IF YOU DO NOT WISH TO RECEIVE MEXICAN SECURITIES YOU SHOULD NOT PARTICIPATE IN THE REPURCHASE OFFER. YOU MAY SELL YOUR FUND SHARES ON THE NEW YORK STOCK EXCHANGE AT THE CURRENT MARKET PRICE AT ANY TIME.

THE REPURCHASE OFFER EXPIRES AT 5:00 P.M., NEW YORK CITY TIME, ON OCTOBER 9, 2008, UNLESS EXTENDED (“REPURCHASE REQUEST DEADLINE”). The Fund is mailing materials for the Repurchase Offer to record holders as of September 17, 2008, on or about that date. The depositary for the Repurchase Offer is American Stock Transfer & Trust Co. (“Depositary”) and the Information Agent for the Repurchase Offer is Georgeson Inc. (“Information Agent”).

The Repurchase Offer is not being made to (nor will repurchase requests be accepted from or on behalf of) stockholders residing in any jurisdiction in which the making of the Repurchase Offer or its acceptance would not be in compliance with the laws of such jurisdiction. The manner of payment of proceeds may be adjusted to accommodate restrictions in certain jurisdictions. To the extent that the securities laws of any jurisdiction would require the Repurchase Offer to be made by a licensed broker or dealer, the Repurchase Offer shall be deemed to be made on the Fund’s behalf by one or more registered brokers or dealers licensed under the laws of such jurisdiction.

The Fund normally publishes its net asset value per share on each business day after the close of regular trading on the New York Stock Exchange. The Fund’s shares are listed for trading under the symbol “MXF” on the New York Stock Exchange. As of September 12, 2008, there were 19,052,935 Fund shares issued and outstanding, the net asset value per share was $31.32, and the market price per share was $27.85, representing a 11.09% discount from the net asset value per share. The Fund does not expect that the number of Fund shares issued and outstanding will be materially different on the Repurchase Request Deadline. The Repurchase Offer is an alternative means to permit you to sell your shares to the Fund in exchange primarily for Portfolio Securities. You may continue to purchase and sell Fund shares in cash transactions over the New York Stock Exchange.

You can obtain information regarding the current net asset value and market price per share as of the close of business on the previous business day during the period of the Repurchase Offer by calling the Information Agent, at 1-800-965-5216, between the hours of 9:00 a.m. and 5:00 p.m., New York City time, Monday-Friday (except holidays). You can also access the Fund’s web site, www.themexicofund.com, for this information, which is typically updated on a daily basis at around 6:30 p.m., New York City time.

If you desire to participate in the Repurchase Offer, you should either (1) complete and sign the Repurchase Request Form and mail or deliver it to the Depositary together with the Fund shares (in proper certificated or uncertificated form), and any other documents required by the Repurchase Request Form; or (2) request your broker, dealer, commercial bank, trust company or other nominee to effect the transaction for you. If your Fund shares are registered in the name of a broker, dealer, commercial bank, trust company or other nominee, you must contact that firm if you desire to participate in the Repurchase Offer. Stockholders whose shares are not registered in the name of a broker, dealer, commercial bank, trust company or other nominee may wish to consult with such an entity to facilitate their participation in the Repurchase Offer and fulfill the requirements for participation. In addition to the 1.00% Repurchase Price Adjustment, stockholders may be charged a fee by a broker, dealer or other institution for processing the documentation required to participate in the Repurchase Offer and may incur other expenses as described in this Repurchase Offer Notice, including expenses associated with the establishment of a Mexican brokerage or custodial account.

All stockholders are advised that certain brokers, dealers or other parties may require instructions and information that are in addition to what is currently required by the Fund pursuant to this Repurchase Offer Notice, in order for such firms to facilitate the stockholder’s participation in the Repurchase Offer. Certain Mexican securities brokers or custodians, at which participating stockholders have established brokerage or custodial accounts, may choose not to accept repurchase offer proceeds on the Repurchase Payment Deadline on behalf of participating stockholder clients or may delay acceptance of proceeds until the additional instructions and confirmations are received from their participating stockholder clients. Accordingly, stockholders who wish to participate in the Repurchase Offer are advised to consult their broker, dealer, commercial bank, trust company or other nominee well in advance of the Repurchase Request Deadline to ensure compliance with any additional informational requirements imposed by such firms.

All stockholders are also advised that the following representations are required of participants:

(1) if your tender of Fund shares and/or receipt of Portfolio Securities has been executed through a broker-dealer, that broker-dealer (i) is licensed in the jurisdiction in which you reside and (ii) did not exercise trading authority or control over your decision to participate in this Repurchase Offer (i.e., you instructed your broker to submit your Fund shares);

(2) none of the Fund, its investment adviser, nor any issuer of Portfolio Securities has made any recommendations regarding your participation in the Repurchase Offer and none has recommended your receipt of Portfolio Securities in exchange for Fund shares, either directly or in a manner that would bring their recommendations to your attention; and

(3) the Fund has not, in connection with this Repurchase Offer, volunteered information to you concerning the issuers of Portfolio Securities.

You may, of course, elect to keep your shares of the Fund at this time, in which case you may disregard this notice and the attached forms. PLEASE REMEMBER THAT YOU ARE NOT OBLIGATED TO DO ANYTHING WITH YOUR SHARES OF THE FUND AT THIS TIME.

These documents are issued by the Fund and to the extent that they are deemed to constitute a financial promotion capable of having effect in the United Kingdom it has been approved by Computershare Investor Services PLC, an affiliate of the Information Agent for the purpose of the Financial Services and Markets Act of 2000 of the United Kingdom.

Computershare Investor Services PLC is authorized and regulated by the Financial Services Authority and is registered in the United Kingdom, no. 03498808 and its registered office is at The Pavilions, Bridgwater Road, Bristol, BS13 8AE.

1.    Terms of the Repurchase Offer; Repurchase Request Deadline.

Upon the terms and conditions set forth herein, the Fund will accept for payment, and repurchase, up to five percent (5%) of the Fund’s issued and outstanding shares of common stock, or 952,646 shares in the aggregate, validly submitted for repurchase on or prior to 5:00 p.m., New York City time, on the Repurchase Request Deadline and not withdrawn as permitted by Section 4. A stockholder may submit for repurchase some or all of the Fund shares owned by the stockholder.

If stockholders tender for repurchase more Fund shares than the number of shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of shares that the Fund is offering to purchase by up to two percent (2%) of the number of shares outstanding on the Repurchase Request Deadline. If the number of shares tendered for repurchase exceeds the number of shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro-rata basis. The Fund may, in its discretion, accept all shares tendered by stockholders who own fewer than 100 shares and tender all their shares for repurchase in this Repurchase Offer, before pro-rating the shares tendered by other stockholders. There can be no assurance that the Fund will be able to repurchase all the shares that you tender even if you tender all the shares that you own. In the event of an oversubscribed Repurchase Offer, the Fund may be unable to repurchase all of the Shares you submitted at the Repurchase Price. You may have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase, and you would be subject to the risk of net asset value fluctuations during that time.

If a stockholder decides against continuing to own shares of the Fund, consideration should be given to the relative benefits and costs of participating in the Repurchase Offer, including, but not limited to, the requirement of establishing a Mexican brokerage or custodial account (“Mexican Account”), the risks of receiving the Portfolio Securities for which there may be less information available, and the costs and risks of disposing of the Portfolio Securities or retaining them, versus selling the Fund shares on the open market, such as a transaction on the New York Stock Exchange, at the prevailing market price with the associated transaction costs, and receiving cash payment in U.S. Dollars. See Section 6 of this Repurchase Offer Notice.

Repurchase proceeds will be paid on or before October 23, 2008, or within seven days after the Repurchase Pricing Date, determined in accordance with Rule 23c-3(a)(4) under the Investment Company Act of 1940, as amended (“Investment Company Act”) (“Repurchase Payment Deadline”). The Portfolio Securities may increase or decrease in value between the Repurchase Pricing Date and the Repurchase Payment Deadline, as well as during the period you hold your Portfolio Securities. The Board may only suspend or postpone the Repurchase Offer in accordance with the circumstances outlined in Section 8 of this Repurchase Offer Notice.

2.    Acceptance for Payment and Payment for Shares.

Upon the terms and subject to the conditions of the Repurchase Offer, the Fund will accept for payment, and will pay for, Fund shares validly submitted for repurchase on or before the Repurchase Request Deadline and not properly withdrawn in accordance with Section 4 of this Repurchase Offer Notice, within seven days of the Repurchase Pricing Date. In all cases, payment for Fund shares submitted for repurchase and accepted for payment pursuant to the Repurchase Offer will be made only after timely receipt by the Depositary of certificates for such Fund shares (unless such Fund shares are held in uncertificated form), a properly completed and duly executed Repurchase Request Form (or facsimile thereof), and any other documents required by the Repurchase Request Form.

The net asset value of Fund shares for repurchases must be determined no later than 14 days after the Repurchase Request Deadline pursuant to Rule 23c-3(a)(5) under the Investment Company Act. Payment for the shares will be based on the Fund’s net asset value per share calculated at the Repurchase Pricing Date. The net asset value of the shares may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date, and there can be no assurance that the net asset value of the shares on the Repurchase Pricing Date will be as high as the net asset value of the shares on the Repurchase Request Deadline.

Pursuant to Rule 23c-3(a)(5)(iii) under the Investment Company Act, the Fund, in its discretion, reserves the right to use an earlier repurchase pricing date if, on or immediately following the Repurchase Request Deadline, it appears that the earlier date is unlikely to create a significant dilution in either shares that are tendered or those that are not tendered for repurchase. The Fund expressly reserves the right, in its sole discretion, to delay the acceptance for payment of, or payment for, Fund shares, in order to comply, in whole or in part, with any applicable law.

The sale proceeds of the Repurchase Offer will be paid in a pro-rata portion of the Portfolio Securities except for (a) securities which, if distributed, would be required to be registered under the Securities Act of 1933, as amended (“Securities Act”); (b) securities issued by entities in countries which restrict or prohibit the holding of securities by non-nationals other than through qualified investment vehicles; and (c) certain portfolio assets (such as forward currency exchange contracts, futures and options contracts, and repurchase agreements) that, although they may be liquid and marketable, involve the assumption of contractual obligations, require special trading facilities or can only be traded with the counterparty to the transaction in order to effect a change in beneficial ownership. With respect to the Portfolio Securities, as to fractional shares and/or odd lots of securities and/or amounts attributable to any cash position (including short-term non-equity securities) for stockholders of record, the Fund will (a) pay cash (in Mexican pesos) for fractional shares and/or odd lots of securities and/or amounts attributable to any cash position (including short-term non-equity securities); (b) round off (up or down) odd lots or fractional shares so as to eliminate them prior to distribution; or (c) pay a higher pro-rata percentage of equity securities to represent such items. The choice of option (a), (b), or (c) with respect to the treatment of fractional shares and/or odd lots of securities is at the discretion of the Fund.

Portfolio Securities distributed as proceeds for participation in the Repurchase Offer will be valued in the same manner as they would be valued for the purposes of computing the Fund’s net asset value on the Repurchase Pricing Date. In the case of Portfolio Securities traded on a public securities market for which quotations are available, this means their last reported sales price on the exchange on which the securities are primarily traded (with respect to Portfolio Securities traded on the Mexican Stock Exchange, the last reported closing price), or, if the securities are not listed on an exchange or the national securities market, or if there is no such reported price, the average of the most recent bid and asked price (or, if no such asked price is available, the last quoted bid prices). The Portfolio Securities distributed to stockholders pursuant to the Repurchase Offer will be limited to securities that are traded on a public securities market or for which quoted bid and asked prices are available. Other than the identification of the Portfolio Securities on the Repurchase Pricing Date, the Fund will not be providing stockholders any further information about the Portfolio Securities. The Fund does maintain, on the “Links” portion of its website, access to several issuer-maintained websites containing publicly available information about the particular issuer. Information provided by the issuer on its website is often in Spanish.

If Portfolio Securities distributed as proceeds for participation in the Repurchase Offer remain unclaimed by a participating stockholder, they will be held in an account with the Mexican Custodian for the benefit of the participating stockholder. Any further investment of such Portfolio Securities will be at the sole discretion of the participating stockholder, and the Fund is not responsible for the investment performance of such Portfolio Securities. This account will be separate from any accounts which contain Fund assets, and there will be no further management of such Portfolio Securities by the Fund’s investment adviser.

For purposes of the Repurchase Offer, the Fund will be deemed to have accepted for payment Fund shares validly submitted for repurchase and not withdrawn as of and when the Fund gives oral or written notice to the Depositary of its acceptance for payment of such Fund shares pursuant to the Repurchase Offer. The Depositary will cancel shares submitted in the Repurchase Offer and the Fund’s custodian will transfer the Portfolio Securities to the Mexican Accounts within seven days of the Repurchase Pricing Date. By participating in this Repurchase Offer, you assume these market risks. If any Fund shares submitted for repurchase are not accepted for payment pursuant to the terms and conditions of the Repurchase Offer for any reason, or are not paid because of an invalid submission, (i) certificates for such unrepurchased Fund shares will be returned, without expense to the participating stockholder, as soon as practicable following expiration or termination of the Repurchase Offer, (ii) Fund shares delivered pursuant to the Book-Entry Delivery Procedure (as defined in Section 3 below) will be credited to the appropriate account maintained with the appropriate Book-Entry Transfer Facility (as defined in Section 3 below), and (iii) uncertificated Fund shares held by the Fund’s transfer agent pursuant to the Fund’s dividend reinvestment plan will be returned to the dividend reinvestment plan account maintained by the transfer agent.

If the Fund is delayed in payment for, or is unable to accept for payment or pay for, Fund shares pursuant to the Repurchase Offer for any reason, then, without prejudice to the Fund’s rights under the Repurchase Offer, the Depositary may, on behalf of the Fund, retain Fund shares submitted for repurchase, and such Fund shares may not be withdrawn.

Participating stockholders may be required to pay brokerage fees to a U.S. broker, dealer, commercial bank, trust company or other nominee in order to participate in the Repurchase Offer. Participating stockholders may also be subject to certain tax consequences as discussed in Section 7 of this Repurchase Offer Notice.

Stockholders submitting shares in the Repurchase Offer must ensure that all required information has been provided and is accurate. The Fund is not responsible for notifying stockholders of any inaccuracies or deficiencies in their submission and an invalid submission will result in the return of Fund shares submitted for repurchase by a stockholder.

All stockholders are also advised that certain brokers, dealers or other parties may require instructions and information that are in addition to what is currently required by the Fund pursuant to this Repurchase

Offer Notice, in order for such firms to facilitate the stockholder’s participation in the Repurchase Offer. Certain Mexican securities brokers or custodians, at which a participating stockholder establishes a Mexican Account, may choose not to accept repurchase offer proceeds on the Repurchase Payment Deadline on behalf of participating stockholder clients or may delay acceptance of proceeds until the additional instructions and confirmations are received from their participating stockholder clients. Accordingly, stockholders who wish to participate in the Repurchase Offer are advised to consult their broker, dealer, commercial bank, trust company or other nominee well in advance of the Repurchase Request Deadline to ensure compliance with any additional informational requirements imposed by such firms.

Additionally, all stockholders participating in the Repurchase Offer must make the following representations:

(1) if your tender of Fund shares and/or receipt of Portfolio Securities has been executed through a broker-dealer, that broker-dealer (i) is licensed in the jurisdiction in which you reside and (ii) did not exercise trading authority or control over your decision to participate in this Repurchase Offer (i.e., you instructed your broker to submit your Fund shares);

(2) none of the Fund, its investment adviser, nor any issuer of Portfolio Securities has made any recommendations regarding your participation in the Repurchase Offer and none has recommended your receipt of Portfolio Securities in exchange for Fund shares, either directly or in a manner that would bring their recommendations to your attention; and

(3) the Fund has not, in connection with this Repurchase Offer, volunteered information to you concerning the issuers of Portfolio Securities.

Stockholders who anticipate participating in the Repurchase Offer are advised to consult with a Mexican bank or Mexican securities broker well in advance of the expiration of the Repurchase Offer to ensure compliance with any additional informational requirements.

3.    Procedure for Participating in the Repurchase Offer.

A.    Proper Presentation of Shares for Repurchase.

Stockholders having Fund shares that are registered in the name of a broker, dealer, commercial bank, trust company or other nominee should contact such firm if they desire to participate in the Repurchase Offer. For a stockholder to properly submit Fund shares pursuant to the Repurchase Offer, (a) the Depositary must receive, prior to the Repurchase Request Deadline, at the address set forth on the last page of this Repurchase Offer Notice, either (i) a properly completed and duly executed Repurchase Request Form, together with any required signature guarantees, and any other documents required by the Repurchase Request Form including any required tax information, or (ii) in the case of a book-entry transfer, an Agent’s Message (as defined below) and DTC Election Form, and either the certificate for Fund shares must be transmitted to and received by the Depositary at its address set forth on the last page of this Repurchase Offer Notice or the participating stockholder must comply with the Book-Entry Delivery Procedure set forth in this Section 3, or (b) participating stockholders must comply with the Guaranteed Delivery Procedures set forth in this Section 3, in all cases prior to the Repurchase Request Deadline.

Repurchase Request Forms and certificates representing Fund shares presented for repurchase should NOT be sent or delivered to the Fund. Stockholders who do not have Fund shares registered in the name of a broker, dealer, commercial bank, trust company or other nominee may wish to contact one of these entities and deposit their shares with it and seek its assistance in submitting the documents (including the Mexican Account information) for participation in the Repurchase Offer.

Participating stockholders must submit instructions as to brokerage or custodial arrangements entered into with appropriate Mexican stock brokers or Mexican banks (i.e., the Mexican Account) required in the repurchase request documents in order to have validly presented Fund shares for participation in the Repurchase Offer. The forms for these instructions appear in the Repurchase Request Form and, in the case of brokers, dealers, commercial banks, trust companies or other nominees submitting shares on behalf of clients, on the DTC Delivery Election Form. Certain brokers, dealers or other parties may require instructions and information regarding the Mexican Account that are in addition to what is currently required by the Fund pursuant to this Repurchase Offer Notice, in order for such firm to facilitate the stockholder’s participation in the Repurchase Offer. Certain Mexican securities brokers or custodians, at which a participating stockholder establishes a Mexican Account, may choose not to accept repurchase offer proceeds on the Repurchase Payment Deadline on behalf of participating stockholder clients or may delay acceptance of proceeds until the additional instructions and confirmations are received from their participating stockholder clients. Accordingly, stockholders who wish to participate in the Repurchase Offer are advised to consult their broker, dealer, commercial bank, trust company or other nominee well in advance of the Repurchase Request Deadline to ensure compliance with any additional informational requirements imposed by such firms.

All stockholders are also advised that the following representations are required of participants:

(1) if your tender of Fund shares and/or receipt of Portfolio Securities has been executed through a broker-dealer, that broker-dealer (i) is licensed in the jurisdiction in which you reside and (ii) did not exercise trading authority or control over your decision to participate in this Repurchase Offer (i.e., you instructed your broker to submit your Fund shares);

(2) none of the Fund, its investment adviser, nor any issuer of Portfolio Securities has made any recommendations regarding your participation in the Repurchase Offer and none has recommended your receipt of Portfolio Securities in exchange for Fund shares, either directly or in a manner that would bring their recommendations to your attention; and

(3) the Fund has not, in connection with this Repurchase Offer, volunteered information to you concerning the issuers of Portfolio Securities.

The Fund’s transfer agent holds Fund shares in uncertificated form for certain Fund stockholders pursuant to the Fund’s dividend reinvestment plan. Stockholders may submit such Fund shares for repurchase by completing the appropriate section of the Repurchase Request Form or Notice of Guaranteed Delivery.

The term “Agent’s Message” means a message transmitted by a Book-Entry Transfer Facility (as defined in Part C below) to, and received by, the Depositary and forming a part of a Book-Entry Delivery Procedure (as defined in Part C below), which states that such Book-Entry Transfer Facility has received an express acknowledgement from the participant in such Book-Entry Transfer Facility who submitted the shares for repurchase that such participant has received and agrees to be bound by the terms of the Repurchase Request Form and that the Fund may enforce such agreement against such participant.

B.    Signature Guarantees and Method of Delivery.

No signature guarantee is required on the Repurchase Request Form if (a) the Repurchase Request Form is signed by the registered holder(s) (which includes any participant in the Depository Trust Company (“DTC”) book-entry transfer facility whose name appears on DTC’s security position listing as the owner of Fund shares) of Fund shares presented for repurchase, or (b) Fund shares are presented for repurchase for the account of a firm (an “Eligible Institution”) which is a bank, broker, dealer, credit union, savings association or other entity which is a member in good standing of a Stock Transfer Association approved medallion program (such as

STAMP, SEMP or MSP). In all other cases, all signatures on the Repurchase Request Form must be guaranteed by an Eligible Institution. See Instruction 5 of the Repurchase Request Form.

If the Repurchase Request Form is signed by the registered holder(s) of the Fund shares submitted for repurchase, the signature(s) must correspond with the name(s) as written on the face of the certificate(s) without alteration, enlargement or any change whatsoever.

If any of the Fund shares presented for repurchase are owned of record by two or more joint owners, all such owners must sign the Repurchase Request Form.

If any of the Fund shares presented for repurchase are registered in different names on several certificates, it will be necessary to complete, sign and submit as many separate Repurchase Request Forms as there are different registrations of certificates.

If the Repurchase Request Form or any certificates or stock powers are signed by trustees, executors, administrators, guardians, attorneys-in-fact, officers of corporations or others acting in a fiduciary or representative capacity, they should so indicate when signing, and proper evidence satisfactory to the Fund of their authority to act must be submitted. “Satisfactory” evidence is in the sole discretion of the Fund.

If the Repurchase Request Form is signed by the registered holder(s) of the Fund shares transmitted, no endorsements of certificates or separate stock powers are required unless proceeds from the Repurchase Offer are to be sent to, or certificates for Fund shares which are not purchased are to be issued in the name of, a person other than the registered holder(s). Signatures on the certificates or stock powers must be guaranteed by an Eligible Institution.

If the Repurchase Request Form is signed by a person other than the registered holder(s) of the certificate(s) listed, the certificate(s) must be endorsed or accompanied by appropriate stock powers, in either case signed exactly as the name(s) of the registered holder(s) appears on the certificate(s) for such Fund shares. Signatures on the certificates or stock powers must be guaranteed by an Eligible Institution.

C.    Book-Entry Delivery Procedure.

The Depositary will establish an account with respect to the Fund shares at DTC for purposes of the Repurchase Offer within two business days after the date of this Repurchase Offer Notice (“Book-Entry Transfer Facility”). Any financial institution that is a participant in the Book-Entry Transfer Facility’s systems may make delivery of Fund shares submitted for repurchase by causing (i) such Book-Entry Transfer Facility to transfer such Fund shares into the Depositary’s account in accordance with such Book-Entry Transfer Facility’s procedure for such transfer and (ii) a confirmation of receipt of such delivery to be received by the Depositary (“Book-Entry Delivery Procedure”). The Book-Entry Transfer Facility may charge the account of such financial institution for submitted Fund shares on behalf of stockholders. Notwithstanding that delivery of Fund shares may be effected in accordance with this Book-Entry Delivery Procedure, the DTC Delivery Election Form and the Authorization Instructions Form must be transmitted to and received by the Depositary at the address set forth on the last page of this Repurchase Offer Notice before the Repurchase Request Deadline or the participating stockholder must comply with the Guaranteed Delivery Procedure set forth below (which requires submission of the Authorization Instructions Form).

Delivery of documents to a Book-Entry Transfer Facility in accordance with such Book-Entry Transfer Facility’s procedures does not constitute delivery to the Depositary for purposes of this Repurchase Offer.

D.    Guaranteed Delivery Procedure.

If certificates for Fund shares are not immediately available or time will not permit the Repurchase Request Form and other required documents to reach the Depositary prior to the Repurchase Request Deadline, Fund shares may be properly submitted for repurchase provided that:

(i) the submission is made by or through an Eligible Institution, as defined above;

(ii) a properly completed and executed Notice of Guaranteed Delivery, DTC Delivery Election Form and the Authorization Instructions Form, substantially in the form provided by the Fund, is received by the Depositary by the Repurchase Request Deadline; and

(iii) the Fund share certificates evidencing all Fund shares, in proper form for transfer, or a Book-Entry confirmation, together with the Repurchase Request Form properly completed and executed with any required signature guarantees (or, in the case of a book-entry transfer, an Agent’s Message) and any other documents required by the Repurchase Request Form, are received by the Depositary within three New York Stock Exchange trading days after the date of execution of the Notice of Guaranteed Delivery.

The Notice of Guaranteed Delivery may be delivered by hand to the Depositary or transmitted by telegram, facsimile transmission or mailed to the Depositary and must include a guarantee by an Eligible Institution in the form set forth in such Notice of Guaranteed Delivery.

Notwithstanding any other provision hereof, repurchase of Fund shares accepted for repurchase pursuant to the Repurchase Offer will in all cases be made only after timely receipt by the Depositary of (a) certificates for (or a timely receipt of confirmation with respect to) such Fund shares, (b) a Repurchase Request Form (or a facsimile thereof), properly completed and duly executed, with any required signature guarantees, or, in the case of a book-entry transfer, an Agent’s Message, and (c) any other documents required by the Repurchase Request Form. Accordingly, participating stockholders may be paid at different times depending upon when certificates for shares or confirmations of receipt for such shares are actually received by the Depositary.

E.    Determination of Validity.

The Repurchase Offer is not being made to (nor will repurchase requests be accepted from or on behalf of) stockholders residing in any jurisdiction in which the making of the Repurchase Offer or its acceptance would not be in compliance with the laws of such jurisdiction. The manner of payment of proceeds may be adjusted to accommodate restrictions in certain jurisdictions. To the extent that the securities laws of any jurisdiction would require the Repurchase Offer to be made by a licensed broker or dealer, the Repurchase Offer shall be deemed to be made on the Fund’s behalf by one or more registered brokers or dealers licensed under the laws of such jurisdiction.

All questions as to the validity, form, eligibility (including time of receipt) and acceptance of Fund shares presented for repurchase will be determined by the Fund, in its sole discretion, and the determination shall be final and binding. The Fund reserves the absolute right to reject any or all presentations for repurchase determined not to be in appropriate form or to refuse to accept for payment, repurchase or pay for any Fund shares if, in the opinion of the Fund’s counsel, accepting, repurchasing or paying for the Fund shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer or any defect in any repurchase, whether generally or with respect to any particular Fund share(s) or stockholder(s). The Fund’s interpretations of the terms and conditions of the Repurchase Offer shall be final and binding.

NONE OF THE FUND, THE INVESTMENT ADVISER, THE DEPOSITARY, THE INFORMATION AGENT, THE CUSTODIAN OR ANY OTHER PERSON IS OR WILL BE OBLIGATED TO GIVE ANY NOTICE OF DEFECTS OR IRREGULARITIES, OR WAIVERS OF DEFECTS OR IRREGULARITIES IN A REPURCHASE REQUEST, AND NONE OF THEM WILL INCUR ANY LIABILITY FOR FAILURE TO DO SO.

The method of delivery of Fund shares, the Repurchase Request Form, and any other required documents, including delivery through the Book-Entry Transfer Facility, is at the election and risk of the participating stockholder. Shares will be deemed delivered only when actually received by the Depositary (including, in the case of a Book-Entry Transfer, by confirmation of receipt of delivery received by the Depositary). If delivery is by mail, registered mail with return receipt requested, properly insured, is recommended. In all cases, sufficient time should be allowed to ensure timely delivery.

F.    Federal Income Tax Withholding.

To prevent U.S. federal income tax backup withholding at a rate generally equal to 28% of the gross payments made pursuant to the Repurchase Offer, each U.S. stockholder who has not previously submitted a correct, completed and signed Form W-9 to the Fund or does not otherwise establish an exemption from withholding must notify the Depositary of the stockholder’s correct taxpayer identification number (or certify that the taxpayer is awaiting a taxpayer identification number) and provide certain other information by completing the Substitute Form W-9 included in the Repurchase Request Form. Certain U.S. stockholders (including, among others, all corporations) are not subject to these backup withholding requirements.

Non-U.S. stockholders who have not previously submitted a correct, completed and signed Form W-8 BEN or Form W-8 ECI to the Fund must submit a form to the Depositary in order to avoid backup withholding. For those stockholders, a copy of Form W-8 BEN or Form W-8 ECI is available upon request.

Failure to submit the documentation described above or establish an exemption necessary to prevent backup withholding will result in an invalid submission of shares for participation in the Repurchase Offer and, accordingly, the stockholder’s submitted shares will not be accepted for repurchase.

For a discussion of certain other U.S. federal income tax consequences to participating stockholders, see Section 7 of this Repurchase Offer Notice.

4.    Withdrawal Rights.

A request for repurchase of Fund shares made pursuant to the Repurchase Offer may be withdrawn at any time prior to the Repurchase Request Deadline. Additionally, the amount of shares offered for repurchase may be increased or decreased by the stockholder prior to the Repurchase Request Deadline. After the Repurchase Request Deadline (including any date to which the Repurchase Offer is extended) all repurchase requests made pursuant to the Repurchase Offer are irrevocable. The net asset value of the Fund may increase or decrease between the Repurchase Request Deadline and the Repurchase Pricing Date, and between the Repurchase Pricing Date and the Repurchase Payment Deadline.

To be effective, a written, telegraphic or facsimile transmission notice of withdrawal must be timely received by the Depositary at the address set forth on the last page of this Repurchase Offer Notice. Any notice of withdrawal must specify the name of the person who executed the particular Repurchase Request Form or Notice of Guaranteed Delivery, the number of Fund shares to be withdrawn, and the names in which the Fund shares to be withdrawn are registered. Any signature on the notice of withdrawal must be guaranteed by an Eligible Institution. If certificates have been delivered to the Depositary, the name of the registered holder and the serial numbers of the particular certificates evidencing the Fund shares withdrawn must also be furnished to the Depositary. If Fund shares have been delivered pursuant to the Book-Entry Delivery Procedure set forth in Section 3 of this Repurchase Offer Notice, any notice of withdrawal must specify the name and number of the account at the Book-Entry Transfer Facility to be credited with the withdrawn Fund shares (which must be the same name, number and Book-Entry Transfer Facility from which the Fund shares were submitted for repurchase, and must comply with the procedures of the Book-Entry Transfer Facility).

Shares may be submitted again after a withdrawal has been made if the necessary documents and procedures for the submission of shares for participation in the Repurchase Offer are followed as described in this Repurchase Offer Notice.

5.    Effect of the Repurchase Offer.

The actual cost of the Repurchase Offer cannot be determined at this time because the number of Fund shares to be repurchased will depend on the number of Fund shares submitted for repurchase, and the Repurchase Price will be determined on the Repurchase Pricing Date. The Fund will value the Portfolio Securities to be distributed to stockholders in the same manner the Fund uses to compute its net asset value. The Fund has the resources necessary to make payment for Fund shares submitted for repurchase in the Repurchase Offer since the Fund will distribute Portfolio Securities to stockholders participating in the Repurchase Offer. For amounts that are expected to be distributed in cash (in Mexican pesos), the Fund will maintain an equal amount of securities that can be readily converted to cash, for approximately the price at which the Fund has valued the investment within a period between the Repurchase Request Deadline and the Repurchase Payment Deadline, from the time of the Repurchase Offer Notice until the Repurchase Pricing Date.

Participating stockholders may experience a delay in the re-registration of the Portfolio Securities received as proceeds from the Repurchase Offer due to the process of transferring title and verification of Mexican Account information. Participating stockholders who are not Fund stockholders of record, but instead hold and present their Fund shares in the name of a broker, dealer, financial institution or other nominee, will receive the Portfolio Securities to which they are entitled in the name of their broker, dealer, financial institution or other nominee. It will be the responsibility of such brokers, dealers, financial institutions or other nominees to calculate and distribute or credit either fractional shares or cash in respect of fractional shares, at their election, to their clients’ accounts. Participating stockholders will have to confirm that the correct number of Portfolio Securities has been credited to the participating stockholders by the participating stockholder’s broker or agent. The Fund anticipates publishing the identity of the Portfolio Securities via press release and the Fund’s web site on or about the Repurchase Pricing Date.

All stockholders are advised that certain brokers, dealers, or other parties may require instructions and information that are in addition to what is currently required by the Fund pursuant to this Repurchase Offer Notice, in order for such firms to facilitate the stockholder’s participation in the Repurchase Offer. Certain Mexican securities brokers or custodians, at which a participating stockholder establishes a Mexican Account, may choose not to accept repurchase offer proceeds on the Repurchase Payment Deadline on behalf of participating stockholder clients or may delay acceptance of proceeds until the additional instructions and confirmations are received from their participating stockholder clients. Accordingly, stockholders who anticipate participating in the Repurchase Offer are advised to consult with a Mexican bank or Mexican securities broker well in advance of the expiration of the Repurchase Offer to ensure compliance with any additional informational requirements.

In addition to the 1.00% Repurchase Price Adjustment, a participating stockholder’s broker may charge a processing fee for assistance in transmitting the required documentation for participation in the Repurchase Offer to the Depositary and a participating stockholder may incur expenses associated with establishment of the Mexican Account to receive the Portfolio Securities plus fees, expenses and brokerage commissions associated with the disposal or retention of such Portfolio Securities.

Under no circumstances will the Fund pay interest to participating stockholders for Fund shares repurchased regardless of any delay in making payment therefor. Participating stockholders will not be obligated to pay the Fund brokerage commissions or fees in connection with their demand to repurchase Fund shares, although a participating stockholder’s broker may charge a processing fee for assistance in transmitting the required documentation for participation in the Repurchase Offer to the Depositary and a participating stockholder may incur expenses associated with establishment of the Mexican Account to receive the Portfolio Securities plus fees, expenses and brokerage commissions associated with the disposal or retention of such Portfolio Securities.

The repurchase of Fund shares pursuant to the Repurchase Offer will have the effect of increasing the proportionate interest in the Fund of non-participating stockholders and reducing the net assets of the Fund. The reduced net assets of the Fund as a result of the Repurchase Offer will result in a higher expense ratio for the Fund. Additionally, a reduction in the number of Fund shares issued and outstanding may reduce the liquidity and the depth of the trading market for the Fund shares. All Fund shares repurchased by the Fund pursuant to the Repurchase Offer will be cancelled. Shares submitted in the Repurchase Offer will not be counted for purposes of any Fund events with a record date after the Repurchase Payment Deadline.

In addition, there is a risk that the Fund’s investments and the Portfolio Securities may experience a decrease in value following the Repurchase Offer depending on the level of participation in the Repurchase Offer and whether participating stockholders choose to dispose of the Portfolio Securities shortly after the Repurchase Offer.

Because the proceeds of the Repurchase Offer are Portfolio Securities, the Fund will not experience the typical effects associated with a cash repurchase offer including the attendant risks of declining net asset value because of significant market pressure to dispose of securities, increased Fund brokerage and related transaction expenses, and the realization of capital gains by the Fund accompanying the liquidation of portfolio securities for cash.

Participation in the Repurchase Offer will, however, have certain tax consequences, risks and expenses as further discussed below.

6.    Factors to Consider Regarding the Decision to Participate in the Repurchase Offer.

The decision whether a Fund stockholder should participate in the Repurchase Offer depends on the facts and circumstances of each Fund stockholder. The Fund suggests that stockholders consider the expenses associated with participation in the Repurchase Offer, including establishment of the Mexican Account and other related paperwork as well as the implications of owning Portfolio Securities.

Without consideration of any potential tax consequences to a stockholder of participation in the Repurchase Offer, the actual per share expense to a stockholder of participation depends on a number of factors, including the number of shares submitted for repurchase, the varying expenses associated with establishing the Mexican Account and/or enlisting the assistance of a U.S. bank or broker which may charge clients a fee for submitting the documentation necessary for participation. Moreover, participating stockholders may incur additional expenses following their participation in the Repurchase Offer depending on whether they sell or retain the Portfolio Securities.

Participating stockholders may wish to retain the Portfolio Securities as an investment for the long-term. The Fund’s website, http://www.themexicofund.com, maintains links to websites maintained by some of the issuers of its Portfolio Securities, under the “Links” portion of its website. Most of the available websites, which contain publicly available information about the particular issuer, are written in Spanish. The Fund is not providing stockholders with any additional information regarding each of the Portfolio Securities. Participating stockholders may not have the means to effectively monitor, or monitor as efficiently as with a managed investment vehicle, the performance of the Portfolio Securities, and the Portfolio Securities would be subject to the typical investment risks associated with foreign investments in developing markets. In addition, information regarding the Mexican companies that comprise the Portfolio Securities may not be as current as information provided by U.S. public companies and is likely to be available only in Spanish. Mexican public companies are subject to less stringent disclosure standards and regulatory oversight than U.S. companies.

There also may be additional future expenses participating stockholders incur in retaining the Portfolio Securities. If participating stockholders receive Portfolio Securities and then determine to liquidate the Portfolio Securities, participating stockholders would be subject to investment and currency risks as well as additional expenses and tax consequences associated with liquidation of the Portfolio Securities. Stockholders are encouraged to consult with their financial and tax advisors regarding these issues.

The value of the Portfolio Securities may decrease or increase between the Repurchase Request Deadline and the Repurchase Pricing Date, and between the Repurchase Pricing Date and the actual receipt of Portfolio Securities in the Mexican Account. By participating in this Repurchase Offer, you assume these market risks.

NONE OF THE FUND, ITS BOARD OF DIRECTORS, ITS INVESTMENT ADVISER, NOR ANY ISSUER WHOSE SECURITIES ARE DISTRIBUTED AS PROCEEDS OF THE REPURCHASE OFFER MAKES ANY RECOMMENDATION TO ANY STOCKHOLDER WHETHER TO PARTICIPATE IN THE REPURCHASE OFFER, AND NONE OF SUCH PERSONS HAS AUTHORIZED ANY PERSON TO MAKE ANY SUCH RECOMMENDATION. STOCKHOLDERS ARE URGED TO EVALUATE CAREFULLY ALL INFORMATION IN THE REPURCHASE OFFER, CONSULT THEIR OWN FINANCIAL AND TAX ADVISORS AND MAKE THEIR OWN DECISIONS WHETHER OR NOT TO PARTICIPATE.

The Repurchase Offer is not being made to (nor will repurchase requests be accepted from or on behalf of) stockholders residing in any jurisdiction in which the making of the Repurchase Offer or its acceptance would not be in compliance with the laws of such jurisdiction. The manner of payment of proceeds may be adjusted to accommodate restrictions in certain jurisdictions. To the extent that the securities laws of any jurisdiction would require the Repurchase Offer to be made by a licensed broker or dealer, the Repurchase Offer shall be deemed to be made on the Fund’s behalf by one or more registered brokers or dealers licensed under the laws of such jurisdiction.

These documents are issued by the Fund and to the extent that they are deemed to constitute a financial promotion capable of having effect in the United Kingdom it has been approved by Computershare Investor Services PLC, an affiliate of the Information Agent for the purpose of the Financial Services and Markets Act of 2000 of the United Kingdom.

Computershare Investor Services PLC is authorized and regulated by the Financial Services Authority and is registered in the United Kingdom, no. 03498808 and its registered office is at The Pavilions, Bridgwater Road, Bristol, BS13 8AE.

The Mexican Account

Stockholders who participate in the repurchase offer must comply with the terms of the repurchase offer which includes establishment or availability of the Mexican Account, submission of information regarding the Mexican Account, and submission of information necessary for tax purposes. Participating stockholders must provide information regarding the Mexican Account where Portfolio Securities may be transferred. Establishing and maintaining the Mexican Account may entail additional expenses that should be considered when determining whether participation in the Repurchase Offer represents the best method to realize the value of the stockholder’s investment in the Fund. Furthermore, the Mexican Account may be subject to different procedures, laws and risks than a U.S. brokerage account. All stockholders are advised that certain brokers, dealers or other parties may require instructions and information that is in addition to what is currently required by the Fund pursuant to this Repurchase Offer Notice for the Mexican Account, in order for such firm to facilitate the stockholder’s participation in the Repurchase Offer. Certain Mexican securities brokers or custodians, at which a participating stockholder establishes a Mexican Account, may choose not to accept repurchase offer proceeds on the Repurchase Payment Deadline on behalf of participating stockholder clients or may delay acceptance of proceeds until the additional instructions and confirmations are received from their participating stockholder clients. Accordingly, stockholders who wish to participate in the Repurchase Offer are advised to consult their broker, dealer, commercial bank, trust company or other nominee well in advance of the Repurchase Request Deadline to ensure compliance with any additional informational requirements imposed by such firms.

Investing in Foreign Securities

The decision to participate in the Repurchase Offer and retain the Portfolio Securities represents a direct investment in the securities of Mexican issuers.

Participating stockholders should be aware of the risks of such a direct investment and the potential difficulties of managing a portfolio of foreign securities.

Investment in Mexican securities involves special considerations and risks that are not normally associated with investments in U.S. securities, including (1) lesser liquidity and smaller market capitalization of the Mexican securities markets; (2) currency fluctuations; (3) higher rates of inflation and domestic interest rates; and (4) less stringent disclosure requirements, less available information regarding Mexican public companies and less active regulatory oversight of Mexican public companies.

Market Illiquidity; Volatility.    The Mexican securities market is substantially smaller, less liquid and more volatile than the major securities markets in the United States. Although the Mexican Stock Exchange is one of Latin America’s largest exchanges by market capitalization, it remains relatively small and illiquid compared to major world markets. The market capitalization of the Mexican Stock Exchange as of July 31, 2008 amounted to approximately $398.5 billion U.S. Dollars, and the dollar value of daily trading activity averaged $551 million U.S. Dollars from August 2007 to August 2008. In addition, trading on the Mexican Stock Exchange is concentrated. Approximately 80% of the total traded volume of the Mexican Stock Exchange during August 2008 was produced by 14 issuers. Finally, prices of equity securities traded on the Mexican Stock Exchange are generally more volatile than prices of equity securities traded on the New York Stock Exchange. The combination of price volatility and the relatively limited liquidity of the Mexican Stock Exchange may have an adverse impact on the investment performance of the Portfolio Securities.

There is a risk that the Fund’s investments and the Portfolio Securities may experience a decrease in value following the Repurchase Offer depending on stockholder participation in the Repurchase Offer and whether participating stockholders choose to dispose of the Portfolio Securities shortly after the Repurchase Offer. Because of the size of the Fund and the characteristics of the Mexican securities market, if stockholders participate in the Repurchase Offer and choose to liquidate the Portfolio Securities shortly after they receive them, there could be an adverse impact on the Mexican securities market and the market prices of the Portfolio Securities and the Fund’s other investments, which risk affects both participating and non-participating stockholders.

Mexican Economic and Political Factors.    Although Mexico’s economy has strengthened in recent years and Mexico’s sovereign debt has received an “investment-grade” rating by the three most prominent rating agencies, including Standard and Poor’s Rating Group, Mexico continues to be characterized as a developing economy and investments in developing countries are subject to certain economic risks. Mexico has in the past experienced widespread bank failures, currency devaluations, and high levels of inflation and interest rates. Mexico is also dependent on certain industries and exports for the health of its economy. The Portfolio Securities are denominated in Mexican pesos. As a result, the Portfolio Securities must increase in market value at a rate in excess of the rate of any decline in the value of the peso against the U.S. dollar in order to avoid a decline in their equivalent U.S. dollar value.

Since August 2007, the Mexican equity market has been experiencing volatility as a result of the sub-prime mortgage financial losses in the United States, which have impacted equity and debt markets worldwide. As a result, it remains uncertain whether the strong performance experienced in the Mexican financial markets in recent years will continue. Political or economic unrest in Mexico, should it occur, may have an adverse impact on the market price and net asset value of the Fund’s shares. As with any foreign investment, there also exists the risk of expropriation and restrictions on foreign investment.

Mexican Securities Laws and Accounting Rules.    There is less publicly available information about the issuers of Mexican securities such as the Portfolio Securities than is regularly published by issuers in the United States. Information provided by Mexican public companies may not be current, accurate or easily obtainable and, to the extent available, is likely to be in Spanish. Also, there is generally less governmental supervision and regulation of exchanges, brokers and issuers in Mexico than there is in the United States. U.S. holders of Portfolio Securities may also experience difficulties enforcing U.S. laws or obtaining service of process against the issuers of the Portfolio Securities.

Managing and Retaining the Portfolio Securities as an Investment.    In addition to the risk factors discussed above, participating stockholders who desire to retain the Portfolio Securities as part of their investment portfolio should consider whether they have the ability to actively manage a portfolio of foreign securities. Stockholders may have invested in the Fund for exposure to the Mexican securities market with the assistance of a professional portfolio manager familiar with that market. Stockholders may not have access to the information and experience necessary to effectively manage the Portfolio Securities and may incur losses from holding the Portfolio Securities as an investment.

Entitlement to Dividends.    Stockholders participating in the Repurchase Offer will receive any dividends declared by any of the Fund’s portfolio companies between the Repurchase Pricing Date and the Repurchase Payment Deadline. The Fund has recently adopted a Managed Distribution Plan. Please consult “Managed Distribution Plan” below for more details.

Tax Consequences of Participating and Retaining or Disposing of Portfolio Securities.    Participation in the Repurchase Offer is a taxable event for a participating stockholder and a participating stockholder will recognize a gain or loss upon receipt of the Portfolio Securities. Additionally, the disposition of the Portfolio Securities represents a separate taxable event and a stockholder will recognize a taxable gain or loss at the time of sale based upon the difference in the value of the Portfolio Securities received and the value of the Portfolio Securities at their time of sale.

Depending on the level of participation in the Repurchase Offer, the liquidity of Fund shares is likely to decrease and the Fund expense ratio is likely to increase because there will be fewer Fund shares issued and outstanding as a result of the repurchases. The Fund has been advised that the Fund’s investment adviser does not anticipate that its investment strategy and the Fund’s investment objective will be materially affected by the Repurchase Offer.

Fund stockholders who desire to sell their Fund shares should evaluate these factors and their own particular situation to determine if it is administratively easier and less costly to sell their shares on the New York Stock Exchange.

Managed Distribution Plan

On August 12, 2008, the Fund received an exemptive order from the U.S. Securities and Exchange Commission allowing the Fund to distribute long-term capital gains more frequently than once a year. On September 4, 2008, the Board of Directors of the Fund approved the implementation of a Managed Distribution Plan (“MDP”) to make quarterly cash distributions to stockholders of 3% of the Fund’s NAV per share as of the end of the previous calendar year, for an equivalent of at least 12% of NAV per year.

On September 4, 2008, the Fund declared its first distribution under the Plan of $1.13 per share, the equivalent of 3% of the Fund’s NAV per share on July 31, 2008. This dividend will be paid in cash on

September 24, 2008 to stockholders of record on September 15, 2008. It is estimated that this dividend distribution will be fully comprised of long-term capital gains; however, the tax characteristics of distributions to Fund stockholders cannot be determined until the end of each calendar year and will be included in an annual report to stockholders on Form 1099-DIV. The Fund intends to make additional dividend distributions, each in the amount of $1.13 per share, during November 2008 and January 2009. Thereafter, the Fund intends to pay quarterly dividend distributions during the months of April, July, October and January. With each distribution, the Fund will issue a notice to stockholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other information required by the Fund’s exemptive order. A summary of such information is included below.

Distribution Estimates	September 2008		Fiscal Year-to-date (YTD)
Source	Per Share Amount	Percent of Current Distribution	Per Share Amount	Percent of 2008 Distributions
Net Investment Income	—	—	$0.6486	9.04%
Net Realized Short-Term Capital Gains	—	—	$0.2489	3.47%
Net Realized Long-Term Capital Gains	$1.1300	100.00%	$6.2743	87.49%
Return of Capital (or other Capital Source)	—	—	—	—

Total Distribution	$1.1300	100.00%	$7.1718	100.00%

Information regarding the Fund’s performance and distribution rates is set forth below:

Average Annual Total Return for the 5-year period ended on August 31, 2008[1]	31.81%
Annualized Distribution Rate (current fiscal year)[2]	20.82%
Current Fiscal Year Cumulative Total Return[3]	22.24%
Cumulative Distribution Rate (current fiscal year)[4]	17.35%

[1]

Average Annual Total Return represents the simple arithmetic average of the Annual NAV Total Returns of the Fund for the last five years. Annual NAV Total Return is the percentage change in the Fund’s NAV over a year including distributions paid and assuming reinvestment of those distributions.

[2]	The Current Annualized Distribution Rate is the Cumulative Distribution Rate annualized as a percentage of the Fund’s NAV as of August 31, 2008.
[3]

Fiscal Year-to-date Cumulative Total Return is the percentage change in the Fund’s NAV from November 1, 2007 through August 31, 2008, including distributions paid and assuming reinvestment of those distributions.

[4]

Cumulative Distribution Rate for the Fund’s current fiscal period (November 1, 2007 through August 31, 2008) measured on the dollar value of distributions in the year-to-date period as a percentage of the Fund’s NAV as of August 31, 2008.

You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund’s MDP.

The amounts and sources of distributions reported above are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for accounting and tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

NONE OF THE FUND, ITS BOARD OF DIRECTORS, ITS INVESTMENT ADVISER, NOR ANY ISSUER WHOSE SECURITIES ARE DISTRIBUTED AS PROCEEDS OF THE REPURCHASE OFFER MAKES ANY RECOMMENDATION TO ANY STOCKHOLDER WHETHER TO PARTICIPATE IN THE REPURCHASE OFFER, AND NONE OF SUCH PERSONS HAS AUTHORIZED ANY PERSON TO MAKE

ANY SUCH RECOMMENDATION. STOCKHOLDERS ARE URGED TO EVALUATE CAREFULLY ALL INFORMATION IN THE REPURCHASE OFFER, CONSULT THEIR OWN FINANCIAL AND TAX ADVISORS AND MAKE THEIR OWN DECISIONS WHETHER OR NOT TO PARTICIPATE.

THE FUND HAS BEEN ADVISED THAT NO DIRECTOR OR OFFICER OF THE FUND NOR THE FUND’S INVESTMENT ADVISER INTENDS TO PARTICIPATE IN THE REPURCHASE OFFER.

7.    Federal Income Tax Consequences of the Repurchase Offer.

The following discussion is a general summary of the U.S. federal income tax consequences of the Repurchase Offer. The discussion is for general information purposes only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to stockholders. The discussion is based upon current provisions of the Internal Revenue Code of 1986, as amended (“Code”), existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to shareholders in whose possession shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of shareholders (such as insurance companies, financial institutions, tax-exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.

You should consult your own tax advisor for a complete description of the tax consequences to you of a repurchase of shares pursuant to the Repurchase Offer, including potential state, local and non-U.S. taxation by taxing jurisdictions of which you are a resident or domiciliary.

U.S. SHAREHOLDERS.    This subsection is relevant to individuals who are citizens of the United States or resident aliens of the United States, domestic corporations, domestic partnerships, and certain estates and trusts treated as “U.S. persons” under the U.S. federal tax law. Under current federal income tax law, the receipt of Portfolio Securities for Fund shares pursuant to the Repurchase Offer will generally be a taxable transaction. Stockholders who redeem their shares receive either “exchange treatment” or “dividend treatment” with respect to their repurchase proceeds (i.e., the Portfolio Securities).

If a repurchase satisfies any of paragraphs (1), (2), (3), or (4) of Code Section 302(b), the repurchase proceeds shall be treated as payment for the stock that is redeemed, i.e., the repurchase will be accorded exchange treatment. If a redeeming stockholder is entitled to exchange treatment, such stockholder would recognize gain or loss for U.S. federal income tax purposes equal to the difference between: (i) the fair market value of the Portfolio Securities (plus any cash) he or she receives, and (ii) the stockholder’s adjusted tax basis in the shares redeemed. The gain or loss would be capital gain or loss if the shares are capital assets in the hands of the stockholder. Under current law, the maximum federal income tax rate applicable to most non-corporate taxpayers on capital gain for assets held more than one year is 15%. Gain, or loss, must be determined separately for each block of shares (i.e., shares acquired at the same cost in a single transaction) redeemed pursuant to the Repurchase Offer.

On the other hand, if none of paragraphs (1), (2), (3), or (4) of Code Section 302(b) applies, the repurchase may be accorded dividend treatment. If so, Code Section 301 provides that redeeming stockholders shall include the amount of that distribution (i.e., the fair market value of the Portfolio Securities and any cash received) as ordinary income to the extent of the Fund’s earnings and profits. In addition, if certain stockholders receive dividend treatment (and not exchange treatment) under Code Section 302(b), there may be a constructive dividend under Section 305(c) of the Code to stockholders who do not participate in the Repurchase Offer whose proportionate interest in the earnings and assets of the Fund has been increased.

Code Section 302(b) provides, in pertinent part, that a repurchase shall be accorded exchange treatment if the repurchase:

(1) is “not essentially equivalent to a dividend;”

(2) is “substantially disproportionate” with respect to the stockholder;

(3) is “in complete repurchase” of all of the stock of the corporation owned by the stockholder; or

(4) in the case of a non-corporate stockholder, is “in partial liquidation” of the distributing corporation.

In all cases, a stockholder offering shares for repurchase would take a tax basis in the Portfolio Securities he or she receives that is equal to the fair market value of those Portfolio Securities on the date of the exchange.

Under the “wash sale” rules, recognition of a loss on shares sold pursuant to the Repurchase Offer will ordinarily be disallowed to the extent a stockholder acquires shares within 30 days before or after the date shares are repurchased pursuant to the Repurchase Offer and, in that event, the basis and holding period of the shares acquired will be adjusted to reflect the disallowed loss.

Because the Depositary may be required to withhold 28% of the gross proceeds paid to a shareholder pursuant to the Repurchase Offer unless either: (a) the stockholder has completed and submitted to the Depositary the Substitute Form W-9 included with the Repurchase Request Form, providing the stockholder’s taxpayer identification number/social security number and certifying under penalties of perjury: (i) that the number is correct, and (ii) either that (A) the stockholder is exempt from backup withholding, (B) the stockholder has not been notified by the Internal Revenue Service (“IRS”) that the stockholder is subject to backup withholding as a result of an underreporting interest or dividends, or (C) the IRS has notified the stockholder that the shareholder is no longer subject to backup withholding; (b) the stockholder is a corporation; or (c) an exception applies under applicable law and Treasury regulations to such shareholders, failure to have provided the information mentioned in this paragraph will result in a defective submission and the Fund will be unable to repurchase the participating stockholder’s shares. A beneficial owner who does not provide a correct taxpayer identification number (“TIN”) may be subject to penalties imposed by the IRS. Any amount paid as backup withholding does not constitute an additional tax and will be creditable against the beneficial owner’s federal income tax liability. Each beneficial owner of shares should consult with his or her own tax advisor as to his or her qualification for exemption from backup withholding and the procedure for obtaining such exemption.

NON-U.S. STOCKHOLDERS.    In general, a “Non-U.S. Stockholder” is any person other than (1) a citizen or resident of the United States, (2) a corporation or partnership created or organized in the United States under the laws of the United States or any state, (3) an estate or trust that is subject or potentially subject to U.S. federal income tax on its worldwide income on a net basis, or (4) a trust, the administration of which is subject to the primary supervision of a U.S. court and the substantial decisions of which may be made by U.S. persons. U.S. taxation of a “Non-U.S. Stockholder” depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by the Non-U.S. Stockholder. Ordinarily, income from the Fund will not be treated as “effectively connected” and, if that is the case, any gain realized upon the repurchase of shares pursuant to the terms of the Repurchase Offer will not ordinarily be subject to U.S. taxation. If, however, the Non-U.S. Stockholder is treated as a non-resident alien individual but is physically present in the United States for more than 182 days during the taxable year, then, in certain circumstances, gain from the repurchase of shares pursuant to the terms of the Repurchase Offer and gain from a liquidation of Portfolio Securities will be subject to U.S. tax of 30% (or lower treaty rate).

If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a Non-U.S. Stockholder, then any gain (or dividend income) realized upon the sale of shares of the Fund pursuant to the terms of the Repurchase Offer will be subject to U.S. federal income tax at the graduated rates applicable to U.S. taxpayers.

Non-U.S. Stockholders will be subject to dividend tax withholding at a 30% rate or a lower applicable tax treaty rate on the gross proceeds of the repurchase received by such stockholder, if the proceeds are treated as a “dividend” under the rules described above. Since the tax status of the Repurchase Offer as a dividend is not certain to the Fund at the time of payment, the Fund intends to withhold a portion of the proceeds as if the proceeds constitute a dividend. In that case, the stockholder offering shares for repurchase may be eligible to claim a refund of the withheld tax by filing a U.S. tax return if the shareholder can demonstrate that the proceeds were not dividends. Non-U.S. Stockholders should consult their tax advisors regarding application of these withholding rules.

Non-U.S. Stockholders should provide the Depositary with the appropriate completed Form W-8BEN or Form W-8ECI. A copy of both Form W-8BEN and Form W-8ECI is provided with the Repurchase Request Form for such stockholder. Failure to provide a completed Form W-8BEN or Form W-8ECI will result in a defective submission and the Fund will be unable to repurchase the shares submitted.

Non-U.S. Stockholders are advised to consult their own tax advisors with respect to the particular consequences to them of a repurchase of shares pursuant to the Repurchase Offer.

8.    Suspension or Postponement of Repurchase Offer.

Notwithstanding any other provision of the Repurchase Offer, the Board of Directors of the Fund may suspend or postpone this Repurchase Offer only by a majority vote of the Directors (including a majority of the disinterested Directors) and only: (1) if such transactions, if consummated, would impair the Fund’s status as a regulated investment company under the Subchapter M of the Code; (2) if the repurchase would cause the shares to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association; (3) for any period during which the Bolsa Mexicana de Valores, S.A. de C.V., the New York Stock Exchange, or any other market where the Fund’s Portfolio Securities are principally traded is closed (other than customary weekend and holiday closings), or during periods which trading in such markets is restricted; (4) for any period during which an emergency exists as a result of which disposal by the Fund of its Portfolio Securities is not reasonably practicable, or during which it is not reasonably practicable for the Fund to determine net asset value; or (5) for such other periods as the United States Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund. Additionally, the Fund may suspend or postpone the Repurchase Offer if the Board of Directors, by votes of a majority of both the Directors and the disinterested Directors, determines in its reasonable discretion that consummation of the Repurchase Offer would be deemed a “Rule 13e-3 transaction” (as defined by Rule 13e-3 under the Securities Exchange Act of 1934, as amended).

If the Repurchase Offer is suspended or postponed, the Fund will provide notice to shareholders of such suspension or postponement. If the Fund renews the Repurchase Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Repurchase Offer.

9.    Fees and Expenses of the Fund.

The Fund will not pay to any broker or dealer, commercial bank, trust company or other person any solicitation fee for any Fund shares repurchased pursuant to this Repurchase Offer. The Fund will reimburse such persons for customary handling and mailing expenses incurred in forwarding the Repurchase Offer. No such broker, dealer, commercial bank, trust company or other person has been authorized to act as agent of the Fund or the Depositary for purposes of the Repurchase Offer.

The Fund has retained American Stock Transfer & Trust Co. to act as Depositary and Georgeson Inc. to act as Information Agent. The Depositary and the Information Agent will each receive reasonable and customary compensation for their services and will also be reimbursed for certain out-of-pocket expenses, and the Information Agent will be indemnified against certain liabilities by the Fund. Additionally, Impulsora del Fondo México, S.C., the Fund’s investment adviser, and BBVA Bancomer, S.A., the Fund’s custodian, will receive fees for services rendered in connection with the Repurchase Offer.

10.    Miscellaneous.

The Repurchase Offer is not being extended to (nor will repurchase requests be accepted from or on behalf of) holders of Fund shares in any jurisdiction in which the offering of the Repurchase Offer or the acceptance thereof would not be in compliance with the laws of such jurisdiction. The Fund may, in its sole discretion, take such action as it may deem necessary to make the Repurchase Offer in any such jurisdiction.

11.    Contacting the Depositary and the Information Agent.

The Repurchase Request Form, certificates for the Fund shares and any other required documents should be sent by each stockholder or his or her broker, dealer, commercial bank, trust company or other nominee to the Depositary as set forth below.

The Depositary for the Repurchase Offer is:

American Stock Transfer & Trust Co.

Delivery by Mail or Overnight Courier: American Stock Transfer & Trust Company Operations Center Attn: Reorganization Department 6201 15th Avenue Brooklyn, NY 11219	Delivery by Hand: American Stock Transfer & Trust Company Attn: Reorganization Department 59 Maiden Lane New York, NY 10038

Telephone Number:

877-248-6417

Facsimile Number

(For Eligible Institutions Only):

718-234-5001

For Confirmation:

718-921-8200

Any questions or requests for assistance or additional copies of the Repurchase Offer Notice, the Repurchase Request Form, the Notice of Guaranteed Delivery, and other documents may be directed to the Information Agent at its telephone number and location listed below. Stockholders may also contact their broker, dealer, commercial bank or trust company or other nominee for assistance regarding the Repurchase Offer.

The Information Agent for the Repurchase Offer is:

Georgeson Inc.

17 State St.

10th Floor

New York, NY USA 10004

Banks and Brokerage Firms, Please Call: 1-212-440-9800

Shareholders, Please Call Toll-Free: 1-800-965-5216

THE MEXICO FUND, INC.

SEPTEMBER 18, 2008

THE MEXICO FUND, INC.

Repurchase Offer

SUMMARY TERM SHEET

The Mexico Fund, Inc. (“Fund”) is offering to repurchase its shares (“Repurchase Offer”) in an amount up to five percent (5%) of the Fund’s issued and outstanding shares of common stock at the per share net asset value in U.S. Dollars, reduced by a repurchase price adjustment of 1.00% (“Repurchase Price Adjustment”), for a repurchase price of 99.00% of net asset value (“Repurchase Price”) on the Repurchase Pricing Date (defined below), in exchange for Portfolio Securities (defined below) of the Fund. You will be receiving with this term sheet, or through your broker, various documents regarding the Repurchase Offer.

PARTICIPATION IN THE REPURCHASE OFFER WILL RESULT IN THE RECEIPT OF MEXICAN SECURITIES IN EXCHANGE FOR SHARES OF THE FUND. IF YOU DO NOT WISH TO RECEIVE MEXICAN SECURITIES YOU SHOULD NOT PARTICIPATE IN THE REPURCHASE OFFER. YOU MAY SELL YOUR SHARES ON THE NEW YORK STOCK EXCHANGE AT THE CURRENT MARKET PRICE AT ANY TIME.

The Fund will offer to repurchase no less than five percent (5%) of the Fund’s outstanding shares during each fiscal year. Periodic repurchases will occur at three, six, or 12 month intervals as determined by the Board of Directors in its discretion. The Board has determined that the next repurchase offer will occur in March 2009 for an amount yet to be determined.

We would like to take this opportunity to answer in this term sheet some questions you may have regarding aspects of the Repurchase Offer and the forms you will need to submit if you decide to redeem your shares in the Repurchase Offer.

This is only a summary overview of information relating to the Repurchase Offer. Please read and carefully review the Repurchase Offer Notice dated September 18, 2008 and related documents which accompany this summary prior to making a decision regarding the Repurchase Offer. You may also want to consult with your financial and tax advisors when considering the Repurchase Offer.

The Repurchase Offer expires at 5:00 p.m., New York City time, on October 9, 2008, unless extended (“Repurchase Request Deadline”). The Repurchase Pricing Date is the close of regular trading on the New York Stock Exchange on October 16, 2008 (“Repurchase Pricing Date”).

The Depositary for the Repurchase Offer is American Stock Transfer & Trust Co. (telephone: 877-248-6417) and the Information Agent for the Repurchase Offer is Georgeson Inc. (telephone: 1-800-965-5216).

THIS REPURCHASE OFFER IS NOT PART OF A PLAN TO LIQUIDATE THE FUND. YOU ARE

NOT OBLIGATED TO DO ANYTHING WITH YOUR FUND SHARES AT THIS TIME.

What is the Repurchase Offer?

The Repurchase Offer is an opportunity to redeem your Fund shares. The Fund will offer to repurchase up to five percent (5%) of its outstanding shares at the Fund’s net asset value, reduced by the Repurchase Price Adjustment of 1.00%, for a Repurchase Price of 99.00% of net asset value. You receive Mexican portfolio securities held by the Fund in exchange for your shares.

The main components of the Repurchase Offer include:

a) the repurchase of Fund shares at the Fund’s net asset value per share, reduced by the Repurchase Price Adjustment of 1.00%, for a Repurchase Price of 99.00% of net asset value, determined on the Repurchase Pricing Date; and

b) the transfer of Portfolio Securities (as defined below) to an account established by you with a Mexican bank or a Mexican securities broker in exchange for the repurchase by the Fund of your Fund shares.

Is the Repurchase Offer the only way I can sell my Fund shares?

No. You will continue to be able to sell your shares, or purchase additional shares, at the current market share price, in cash transactions on the New York Stock Exchange. In addition, the Fund will conduct repurchases at periodic intervals as determined in the sole discretion of the Board of Directors.

What action do I need to take if I decide not to submit my shares for repurchase in the Repurchase Offer?

None. You are not obligated to do anything with your Fund shares at this time. This Repurchase Offer is not part of a plan to liquidate the Fund.

What is the purchase price for Fund shares in the Repurchase Offer and how is it calculated?

The purchase price per share is the Fund’s net asset value per share as determined at the close of trading on the New York Stock Exchange on the Repurchase Pricing Date, reduced by the 1.00% Repurchase Price Adjustment, for a Repurchase Price of 99.00% of the per share net asset value.

What does the Fund’s net asset value per share mean?

The Fund’s net asset value per share is based on the market value of the Fund’s investments (its total assets) minus its total liabilities divided by the number of Fund shares outstanding.

The net asset value per share of the Fund’s shares may be more or less than the market price at which Fund shares trade on the New York Stock Exchange.

On September 12, 2008, the net asset value per share was $31.32 and the last reported sales price of a Fund share on the New York Stock Exchange was $27.85.

No one can accurately predict the net asset value per share on a future date. The net asset value may increase or decrease between the Repurchase Request Deadline and the Repurchase Pricing Date, and between the Repurchase Pricing Date and the receipt of Portfolio Securities in the Mexican Account (as defined below). By participating in this Repurchase Offer, you assume these market risks.

You can obtain information regarding the Fund’s current net asset value and market price per share as of the close of business on the previous business day during the period of the Repurchase Offer by calling the Information Agent, at 1-800-965-5216, between the hours of 9:00 a.m. and 5:00 p.m., New York City time, Monday-Friday (except holidays). You can also access the Fund’s web site, www.themexicofund.com for this information, which is typically updated on a daily basis at around 6:30 p.m., New York City time.

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What does it mean to receive portfolio securities of the Fund?

Instead of receiving cash (in U.S. Dollars) for Fund shares submitted in the Repurchase Offer, participating stockholders would receive a pro-rata portion of shares of Mexican companies in which the Fund has invested (other than short-term fixed income securities, securities with transfer restrictions and certain illiquid securities) (“Portfolio Securities”), subject to adjustment for fractional shares and odd lots, and any cash held by the Fund, equal to the number of shares of the Fund submitted. The value of the Portfolio Securities may decrease or increase between the Repurchase Request Deadline and the Repurchase Pricing Date, and between the Repurchase Pricing Date and the actual receipt of the Portfolio Securities in the Mexican Account (see below).

How do I submit shares for repurchase if I want to participate in the Repurchase Offer?

You should review the Repurchase Offer Notice before making your decision. In order to participate, you will be required to submit information regarding a securities account with a Mexican securities broker or custodial account with a Mexican bank which you have established (“Mexican Account”) where the Portfolio Securities can be transferred. Certain Mexican securities brokers or custodians may require instructions and information that are in addition to what is currently required by the Fund pursuant to its Repurchase Offer Notice regarding the establishment of the Mexican Account, in order for such firm to facilitate a stockholder’s participation in the repurchase offer. For example, stockholders may be required to provide a confirmation statement following the Repurchase Pricing Date and prior to the Repurchase Payment Deadline specifying with particularity the portfolio securities that the Mexican Account is to receive on the stockholder’s behalf. These Mexican securities brokers or custodians, at which a participating stockholder establishes a Mexican Account, may choose not to accept repurchase offer proceeds on the Repurchase Payment Deadline on behalf of participating stockholder clients or may delay acceptance of proceeds until the additional instructions and confirmations are received from their participating stockholder clients. Accordingly, if you wish to participate in the Repurchase Offer you are advised to consult with a Mexican bank or Mexican securities broker well in advance of the Repurchase Request Deadline to ensure compliance with any additional informational requirements imposed by such firms.

All stockholders are also advised that the following representations are required of participants:

(1) if your tender of Fund shares and/or receipt of Portfolio Securities has been executed through a broker-dealer, that broker-dealer (i) is licensed in the jurisdiction in which you reside and (ii) did not exercise trading authority or control over your decision to participate in this Repurchase Offer (i.e., you instructed your broker to submit your Fund shares);

(2) none of the Fund, its investment adviser, nor any issuer of Portfolio Securities has made any recommendations regarding your participation in the Repurchase Offer and none has recommended your receipt of Portfolio Securities in exchange for Fund shares, either directly or in a manner that would bring their recommendations to your attention; and

(3) the Fund has not, in connection with this Repurchase Offer, volunteered information to you concerning the issuers of Portfolio Securities.

See Section 6 of the Repurchase Offer Notice.

If your shares are registered in your name, you should obtain and read the related Repurchase Request Form, complete it and submit any other documents required by the Repurchase Request Form. These materials must be received by the Depositary, in proper form, by the Repurchase Request Deadline. Alternatively, you could contact a U.S. broker or dealer and deposit your shares in an account with it and seek its assistance in submitting the documents necessary (including the Mexican Account information) for participation in the Repurchase Offer. This may be less complicated than independently establishing the Mexican Account. If your shares are held by a

3

broker, dealer, commercial bank, trust company or other nominee (e.g., in “street name”), you should contact that firm to obtain the package of information necessary to make your decision, and you can only redeem your shares by directing that firm to complete, compile and deliver the necessary documents for submission to the Depositary by the Repurchase Request Deadline. See Section 3 of the Repurchase Offer Notice.

Participating stockholders should carefully ensure all information required in order to participate in the Repurchase Offer, including information regarding the Mexican Account, has been provided and is accurate. The Fund is under no obligation to notify stockholders of any errors or incomplete information with their submission. Any deficiencies in a stockholder’s submission will result in the return of the stockholder’s Fund shares following the Repurchase Request Deadline.

The Repurchase Offer is for up to five percent (5%) of the Fund’s issued and outstanding shares of common stock. If stockholders tender for repurchase more Fund shares than the number of shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of shares that the Fund is offering to purchase by up to two percent (2%) of the number of shares outstanding on the Repurchase Request Deadline. If the number of shares tendered for repurchase exceeds the number of shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro-rata basis.

Will I know the identity of the Portfolio Securities I will be receiving if I participate in the Repurchase Offer?

On or about the Repurchase Pricing Date, the Fund anticipates publishing on its web site, www.themexicofund.com, and via press release, the composition of the Fund’s investment portfolio. The Portfolio Securities to be received by participating stockholders will be a pro-rata portion of the Fund’s investment portfolio subject to certain adjustments.

Other than the identification of the Portfolio Securities on the Repurchase Pricing Date, the Fund will not be providing stockholders any further information about the Portfolio Securities. The Fund does maintain, on the “Links” portion of its website, links to some issuer-maintained websites containing publicly available information about the particular issuer. The information provided by the issuer is often in Spanish.

Why is the Fund making the Repurchase Offer?

The Fund is making the Repurchase Offer to provide stockholders with an alternative source of liquidity for their investment in Fund shares and as part of the Fund’s efforts to provide additional value to stockholders. Stockholders can continue to sell their shares for cash through their brokers in market transactions on the New York Stock Exchange. The Repurchase Price may represent greater value (before related expenses) than stockholders would receive by selling Fund shares on the New York Stock Exchange, depending on certain factors. The Repurchase Offer provides a means for stockholders who want to redeem their shares in the Fund to do so at net asset value per share, reduced by the 1.00% Repurchase Price Adjustment, for the Repurchase Price of 99.00% of net asset value. In addition, by giving participating stockholders Portfolio Securities, it is anticipated that the Fund and those stockholders who do not participate in the Repurchase Offer will avoid recognition of capital gains which could be incurred by the Fund in liquidating the Portfolio Securities if the participating stockholders were to receive cash for their shares of the Fund.

Does management encourage stockholders to participate in the Repurchase Offer, and will management participate in the Repurchase Offer?

None of the Fund, its Board of Directors, the Fund’s investment adviser, nor any issuer of Portfolio Securities is making any recommendation to participate or not participate in the Repurchase Offer. The Fund has been advised that no Director or Officer of the Fund, nor the Fund’s investment adviser, intends to participate. See Section 6 of the Repurchase Offer Notice.

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What should I consider in making a decision to participate in the Repurchase Offer?

The following discussion does not incorporate all factors that could impact your decision and is general in nature.

In determining whether or not to participate, you should keep in mind that you can always sell your Fund shares in cash transactions on the New York Stock Exchange. Depending on the costs involved in participating in the Repurchase Offer and whether or not you desire to receive Portfolio Securities, it may be easier and less costly for you to sell your shares, if you so desire, on the New York Stock Exchange than to participate in the Repurchase Offer. See Section 6 of Repurchase Offer Notice.

Before making a decision, you should weigh the advantages and disadvantages of receiving the Repurchase Price in the form of Portfolio Securities and the consequences of holding the Portfolio Securities or deciding to sell them after you receive them. To participate you will need to establish the Mexican Account (unless you already have such an account) which is likely to be subject to different procedures and costs than are typically associated with a U.S. brokerage account. You should also consider that the Fund intends to make future in-kind repurchase offers on a periodic basis so there would be additional opportunities besides this Repurchase Offer.

You also would be investing directly in Mexican securities rather than holding them indirectly through a U.S. mutual fund structure which may aggravate the risks typically associated with a foreign investment. These risks include: (1) lesser liquidity and smaller market capitalization of the Mexican securities markets; (2) currency fluctuations; (3) higher rates of inflation and domestic interest rates; and (4) less stringent disclosure requirements, less available information regarding Mexican public companies and less active regulatory oversight of Mexican public companies. The Fund’s website, http://www.themexicofund.com, maintains links to websites maintained by some of the issuers of its Portfolio Securities, under the “Links” portion of its website. Most of the available websites, which contain publicly available information about the particular issuer, are written in Spanish. The Fund is not providing you with any additional information regarding each of the Portfolio Securities, but encourages you to make your own investigation and consult with your financial advisor if you are contemplating participation in the Repurchase Offer. The Portfolio Securities may increase or decrease in value between the Repurchase Request Deadline and Repurchase Pricing Date, and between the Repurchase Pricing Date and your receipt of the Portfolio Securities in the Mexican Account as well as during the period you hold the Portfolio Securities. In addition, Mexican public companies are subject to less stringent disclosure standards and regulatory oversight than U.S. companies. Information available regarding the companies representing the Portfolio Securities is likely to be in Spanish, less extensive than that of U.S. public companies, and may not be accurate or current. Stockholders who retain the Portfolio Securities for investment purposes will need to conduct their own continuing investment research regarding the Mexican companies comprising the Portfolio Securities and/or seek assistance from their financial advisors. See Section 6 of the Repurchase Offer Notice.

Since August 2007, the Mexican equity market has been experiencing volatility as a result of the sub-prime mortgage financial losses in the United States, which have impacted equity and debt markets worldwide. As a result, it remains uncertain whether the strong performance experienced in the Mexican financial markets in recent years will continue. Political or economic unrest in Mexico, should it occur, may have an adverse impact on the market price and net asset value of the Fund’s shares. As with any foreign investment, there also exists the risk of expropriation and restrictions on foreign investment.

Whether you immediately dispose of the Portfolio Securities you receive or whether you decide to retain them, there will be additional costs beyond those of participating in the Repurchase Offer that could impact the overall return you receive for participation in the Repurchase Offer, including additional brokerage commissions and expenses. You should also consider the tax consequences of participation in the Repurchase Offer and the disposition or retention of the Portfolio Securities received. The receipt of the Portfolio Securities generally is a taxable transaction. Subsequently, the sale of the Portfolio Securities will also generally be a separate taxable transaction. See Section 7 of the Repurchase Offer Notice.

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In addition, whether or not you participate in the Repurchase Offer, there is a risk that the Fund’s investments and the Portfolio Securities may experience a decrease in value following the Repurchase Offer depending on the level of participation in the Repurchase Offer and whether participating stockholders choose to dispose of the Portfolio Securities shortly after the Repurchase Offer. Because of the size of the Fund and the characteristics of the Mexican securities market, if stockholders participate in the Repurchase Offer and choose to liquidate the Portfolio Securities shortly after they receive them, there could be an adverse impact on the Mexican securities market and the market prices of the Portfolio Securities and the Fund’s other investments, which risk affects both participating and non-participating stockholders.

The Repurchase Offer will also have the effect of increasing the percentage interest in the Fund of non-participating stockholders as well as increasing the Fund’s expense ratio. Additionally, shares submitted in the Repurchase Offer will not be counted for purposes of any Fund events with a record date after the Repurchase Payment Deadline (in other words, submitted shares would not be able to vote, participate in Fund dividends, etc.).

The Fund recommends that you consult your financial and tax advisors prior to making a decision to participate in the Repurchase Offer. The Fund cannot provide any advice or assistance to stockholders regarding the Repurchase Offer or the establishment of the Mexican Account necessary for participation in the Repurchase Offer.

If I decide not to participate in the Repurchase Offer, how will that affect the Fund shares that I own?

Your percentage ownership interest in the Fund may increase after completion of the Repurchase Offer, assuming the participation of some stockholders in the Repurchase Offer. Because the asset size of the Fund may decrease as a result of the Repurchase Offer, per share expenses of the Fund may increase. Additionally, a reduced number of Fund shares available for trading may affect the liquidity of Fund shares and the ability of a holder to obtain accurate market quotations for Fund shares from the New York Stock Exchange.

Will I have to pay anything to participate in the Repurchase Offer?

The Repurchase Offer is subject to the 1.00% Repurchase Price Adjustment that reduces the net proceeds payable under the Repurchase Offer. Also, you may incur costs in establishing the Mexican Account and costs associated with either the retention or liquidation of the Portfolio Securities. Additionally, your U.S. broker, dealer or other institution may charge you a fee for processing your paperwork to participate in the Repurchase Offer and sending it to the Depositary.

May I withdraw my shares after I have submitted them for repurchase and, if so, by when?

Yes, you may withdraw your shares at any time prior to 5:00 p.m., New York City time, on the Repurchase Request Deadline. A notice of withdrawal of shares submitted in the Repurchase Offer must be timely received by the Depositary and the notice must specify the name of the stockholder who submitted the shares in the Repurchase Offer, the number of shares being withdrawn and, with respect to share certificates representing shares submitted in the Repurchase Offer that have been delivered or otherwise identified to the Depositary, the name of the registered owner if different from the person who submitted the shares in the Repurchase Offer. Withdrawn shares can be again submitted in the Repurchase Offer by following the procedures of the Repurchase Offer before the Repurchase Request Deadline (including any extension period). See Section 4 of the Repurchase Offer Notice.

May I place conditions on my participation in the Repurchase Offer?

No.

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Is there a limit on the number of shares I submit in the Repurchase Offer?

Yes. If stockholders tender for repurchase more Fund shares than the number of shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of shares that the Fund is offering to purchase by up to two percent (2%) of the number of shares outstanding on the Repurchase Request Deadline. If the number of shares tendered for repurchase exceeds the number of shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro-rata basis. The Fund may, in its discretion, accept all shares tendered by stockholders who own fewer than 100 shares and tender all their shares for repurchase in this Repurchase Offer, before pro-rating the shares tendered by other stockholders. There can be no assurance that the Fund will be able to repurchase all the shares that you tender even if you tender all the shares that you own. In the event of an oversubscribed Repurchase Offer, the Fund may be unable to repurchase all of the Shares you submitted for repurchase at the Repurchase Price. You may have to wait until a subsequent repurchase offer to tender shares that the Fund was unable to repurchase, and you would be subject to the risk of net asset value fluctuations during that time.

When will the Portfolio Securities be transferred in exchange for shares submitted in the Repurchase Offer?

Assuming compliance with all applicable procedures of the Repurchase Offer including establishment of the Mexican Account, the Portfolio Securities will be transferred to participating stockholders’ Mexican Accounts on or before October 23, 2008, or within seven days after the Repurchase Pricing Date. The value of the Portfolio Securities may decrease or increase between the Repurchase Request Deadline and the Repurchase Pricing Date, and between the Repurchase Pricing Date and the actual receipt of the Portfolio Securities in the Mexican Account. By participating in the Repurchase Offer, you assume these market risks. See Section 1 of the Repurchase Offer Notice.

If Portfolio Securities distributed as proceeds for participation in the Repurchase Offer remain unclaimed by a participating stockholder, they will be held in an account with the Mexican Custodian for the benefit of the participating stockholder. Any further investment of such Portfolio Securities will be at the sole discretion of the participating stockholder, and the Fund is not responsible for the investment performance of such Portfolio Securities. This account will be separate from any accounts which contain Fund assets, and the will be no further management of such Portfolio Securities by the Fund’s investment adviser.

Is my participation in the Repurchase Offer a taxable transaction for U.S. federal income tax purposes?

For most stockholders, yes. The participation in the Repurchase Offer by U.S. stockholders, other than those who are tax-exempt, will be a taxable transaction for U.S. federal income tax purposes, either as a sale or exchange, or, under certain circumstances, as a dividend. There may also be federal tax withholding. See Section 7 of the Repurchase Offer Notice for details, including the nature of any income or loss and the differing rules for U.S. and non-U.S. stockholders. Please consult your tax advisor as well.

May the Repurchase Offer be extended?

The Repurchase Request Deadline is at 5:00 p.m., New York City time, on October 9, 2008, unless extended. The Fund’s Board of Directors may extend the period of time the Repurchase Offer is open only: (1) in accordance with the circumstances outlined in Rule 23c-3(b)(3) of the Investment Company Act of 1940, as amended; or (2) if during the course of the Repurchase Offer the Board of Directors, in its reasonable discretion, determines that consummation of the Repurchase Offer would be deemed a “Rule 13e-3 transaction” (as defined by such rule under the Securities Exchange Act of 1934, as amended). See Section 8 of the Repurchase Offer Notice.

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Is there any reason shares submitted in the Repurchase Offer would not be accepted?

The Fund has reserved the right to reject any and all requests to participate in the Repurchase Offer determined by it not to be in appropriate form. The Repurchase Offer is not conditioned upon submission of a minimum number of Fund shares.

How will shares submitted in the Repurchase Offer be accepted for repurchase?

Shares properly submitted in the Repurchase Offer will be accepted for repurchase by the determination of the Fund, which will thereafter transfer the shares submitted to the Fund’s custodian. The Fund’s custodian will transfer the Portfolio Securities to the Mexican Accounts on or before October 23, 2008, or within seven days of the Repurchase Pricing Date.

If Portfolio Securities distributed as proceeds for participation in the Repurchase Offer remain unclaimed by a participating stockholder, they will be held in an account with the Mexican Custodian for the benefit of the participating stockholder. Any further investment of such Portfolio Securities will be at the sole discretion of the participating stockholder, and the Fund is not responsible for the investment performance of such Portfolio Securities. This account will be separate from any accounts which contain Fund assets, and the will be no further management of such Portfolio Securities by the Fund’s investment adviser.

How do I obtain additional information?

Questions and requests for assistance should be directed to the Information Agent, at 1-800-965-5216. Requests for additional copies of the Repurchase Offer Notice, the Repurchase Request Form and all other related documents should also be directed to the Information Agent. If you do not hold certificates for your shares or if you are not the record holder of your shares, you should obtain this information and the documents from your broker, commercial bank, trust company or other nominee, as appropriate.

The Depositary for the Repurchase Offer is:

American Stock Transfer & Trust Co.

59 Maiden Lane, Plaza Level

New York, NY 10038

(877) 248-6417

The Information Agent for the Repurchase Offer is:

Georgeson Inc.

17 State St. 10th Floor

New York, NY USA 10004

Stockholders, Call Toll Free: 1-800-965-5216

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REPURCHASE REQUEST FORM

To Accompany Shares of Common Stock or Repurchase Request of Uncertificated Shares

of

The Mexico Fund, Inc.

Presented for Repurchase Pursuant to the Repurchase Offer

Dated September 18, 2008

THE REPURCHASE OFFER AND WITHDRAWAL RIGHTS WILL EXPIRE ON

OCTOBER 9, 2008, AT 5:00 P.M.,

NEW YORK CITY TIME, UNLESS THE REPURCHASE OFFER IS EXTENDED

(“REPURCHASE REQUEST DEADLINE”).

AMERICAN STOCK TRANSFER & TRUST CO., DEPOSITARY:

PHONE: 877-248-6417

INFORMATION REGARDING PARTICIPATION BY MAIL, COURIER, OR BY HAND

American Stock Transfer & Trust Company

59 Maiden Lane, Plaza Level

New York, New York 10038

DESCRIPTION OF SHARES PRESENTED FOR REPURCHASE (See Instructions 4 and 5)
Name(s) and Address(es) of Registered Holder(s) Please Fill in Exactly as Name(s) Appear(s) on Certificate	Certificate(s) Presented for Repurchase (Please include Shares held in dividend reinvestment plan) (Attach additional signed list, if necessary)
	Share Certificate Number(s)*	Total Number of Shares Represented By Certificate(s)**	Dividend Reinvestment Shares Represented

Total Shares Presented for Repurchase

*      Need not be completed by Book-Entry Stockholders.

**    Unless otherwise indicated, it will be assumed that all Shares evidenced by any certificates delivered to the Depositary are being submitted for repurchase—See Instruction 2.

☐	If any of your certificates have been mutilated, lost, stolen or destroyed, check here and return this Repurchase Request Form to the Depositary, American Stock Transfer & Trust Co., or call them at 877-248-6417. They will advise you of the requirements for receiving payment.

DELIVERY OF THIS REPURCHASE REQUEST FORM TO AN ADDRESS OTHER THAN THAT LISTED ABOVE IS NOT A VALID DELIVERY TO THE DEPOSITARY. YOU MUST ALSO SIGN THIS REPURCHASE REQUEST FORM IN THE APPROPRIATE SPACE PROVIDED BELOW AND COMPLETE THE APPROPRIATE SUBSTITUTE FORM W-9 OR W-8, AS APPLICABLE, SET FORTH BELOW. THE INSTRUCTIONS ACCOMPANYING THIS REPURCHASE REQUEST FORM SHOULD BE READ CAREFULLY BEFORE THIS REPURCHASE REQUEST FORM IS COMPLETED. THE METHOD OF DELIVERY OF THIS REPURCHASE REQUEST FORM, THE CERTIFICATES FOR SHARES AND ALL OTHER REQUIRED DOCUMENTS, IS AT THE OPTION AND RISK OF THE PARTICIPATING STOCKHOLDER, AND THE DELIVERY WILL BE DEEMED MADE ONLY WHEN ACTUALLY RECEIVED BY THE DEPOSITARY. IF DELIVERY IS BY MAIL, REGISTERED MAIL WITH RETURN RECEIPT REQUESTED, PROPERLY INSURED, IS RECOMMENDED. THE PARTICIPATING STOCKHOLDER HAS THE RESPONSIBILITY TO CAUSE THE REPURCHASE REQUEST FORM, CERTIFICATES AND OTHER DOCUMENTS TO BE TIMELY DELIVERED.

This Repurchase Request Form is to be used (a) if you desire to present your Shares for participation in the Repurchase Offer yourself, (b) if uncertificated Shares held by the Fund’s transfer agent pursuant to the Fund’s dividend reinvestment plan are to be submitted, or (c) if requests for repurchase are to be made by book-entry transfer to any of the accounts maintained by the Depositary at the Depositary Trust Company (“DTC”). To participate in the Repurchase Offer, a properly completed and executed Repurchase Request Form (or photocopy bearing original signature(s) and any required signature guarantees), any certificates representing Shares presented for repurchase, and any other documents required by this Repurchase Request Form should be mailed or delivered to the Depositary at the appropriate address set forth above and must be received by the Depositary prior to 5:00 p.m., New York City time, on the Repurchase Request Deadline, unless the party presenting Shares for repurchase has satisfied the conditions for guaranteed delivery described in Section 3 of the Repurchase Offer Notice dated September 18, 2008. Repurchase proceeds will be reduced by a 1.00% repurchase price adjustment (“Repurchase Price Adjustment”). Stockholders may be charged a fee by a broker, dealer or other institution for processing their request to redeem their Shares and/or establishing an account with a Mexican bank or broker in order to receive the proceeds of the Repurchase Offer. Delivery of documents to a book-entry transfer facility does not constitute delivery to the Depositary.

Stockholders whose certificates are not immediately available or who cannot deliver certificates for Shares (other than uncertificated Shares held by the Fund’s transfer agent pursuant to the Fund’s dividend reinvestment plan) or deliver confirmation of the book-entry transfer of their Shares into the Depositary’s account at DTC and all other documents required hereby to the Depositary prior to 5:00 p.m., New York City time, on the Repurchase Request Deadline may nevertheless submit their Shares for repurchase according to the Guaranteed Delivery procedures set forth in Section 3 of the Repurchase Offer Notice.

2

Ladies and Gentlemen:

The person(s) signing this Repurchase Request Form (“Signor” or “Stockholder”) hereby expresses a desire to participate in the Repurchase Offer and hereby requests the repurchase by The Mexico Fund, Inc. (“Fund”) of the shares of common stock described in “Description of Shares Presented for Repurchase,” par value $1.00 per share (“Shares”) of the Fund, in exchange for a pro-rata portion of each of the securities (other than short-term fixed income securities with maturities of less than one year, securities with transfer restrictions and certain illiquid securities), subject to adjustments for fractional shares and odd lots (“Portfolio Securities”), and cash held in the Fund’s investment portfolio on the Repurchase Pricing Date. The consideration to be paid for each Share of the Fund presented for repurchase will be equal to the net asset value (“NAV”) per Share determined as of the close of the regular trading session of the New York Stock Exchange on the Repurchase Pricing Date, reduced by a 1.00% (“Repurchase Price Adjustment”) for a repurchase price of 99.00% of NAV (“Repurchase Price”). This Repurchase Request Form is subject to the terms and conditions described in the Repurchase Offer Notice dated September 18, 2008 (which Repurchase Offer Notice and Repurchase Request Form together are referred to in these documents as “Offer Documents”). Receipt of the Offer Documents is acknowledged by the Signor.

The Repurchase Offer is not being made to (nor will repurchase requests be accepted from or on behalf of) stockholders residing in any jurisdiction in which the making of the Repurchase Offer or its acceptance would not be in compliance with the laws of such jurisdiction. The manner of payment of proceeds may be adjusted to accommodate restrictions in certain jurisdictions. To the extent that the securities laws of any jurisdiction would require the Repurchase Offer to be made by a licensed broker or dealer, the Repurchase Offer shall be deemed to be made on the Fund’s behalf by one or more registered brokers or dealers licensed under the laws of such jurisdiction.

The Signor should recognize that there are expenses associated with participation in the Repurchase Offer. Without consideration of any potential tax consequences to a stockholder of participation in the Repurchase Offer, the actual per Share expenses for the Signor of participation in the Repurchase Offer will depend on a number of factors, including the number of Shares repurchased, the Fund’s portfolio composition at the time, market conditions prevailing during the process, and the varying expenses associated with establishing the necessary Mexican accounts described below, and/or enlisting the assistance of a U.S. bank or broker, which may charge a fee for submitting the documentation necessary for participation. The Repurchase Offer will generally be a taxable transaction.

Subject to, and effective upon, acceptance for payment of, or payment for, Shares presented for repurchase by the Signor in accordance with the terms and subject to the conditions of the Repurchase Offer (including, if the Repurchase Offer is extended or amended, the terms or conditions of any extension or amendment), the Signor hereby sells, assigns and transfers to, or upon the order of, the Fund all right, title and interest in and to all of the Shares that are being presented for repurchase as described in “Description of Shares Presented for Repurchase” that may be purchased by the Fund pursuant to the Repurchase Offer (and any and all dividends, distributions, other Shares or securities or rights issued or issuable in respect of such Shares on or after the Repurchase Request Deadline) and the Signor irrevocably constitutes and appoints American Stock Transfer & Trust Co. (“Depositary”) as the true and lawful agent and attorney-in-fact of the Signor with respect to such Shares (and any such dividends, distributions, other Shares, or securities or rights issued or issuable in respect of such Shares on or after the Repurchase Request Deadline), with full power of substitution (such power of attorney being deemed to be an irrevocable power coupled with an interest), to: (a) present certificate(s) for such Shares (and any such dividends, distributions, other Shares, or securities or rights issued or issuable in respect of such Shares on or after the Repurchase Request Deadline), or transfer ownership of such Shares, together, in either such case, with all accompanying evidence of transfer and authenticity to or upon the order of the Fund; (b) present such Shares (and any such other dividends, distributions, other Shares or securities or rights issued or issuable in respect of such Shares on or after the Repurchase Request Deadline), for transfer on the books of the Fund; and (c) receive all benefits and otherwise exercise all rights of beneficial ownership of such Shares, subject to the succeeding paragraph, all in accordance with the terms and conditions set forth in the Repurchase Offer.

3

The Signor hereby represents and warrants that: (a) the Signor has full power and authority to submit, sell, assign and transfer the Shares submitted for repurchase (and any and all dividends, distributions, other Shares or other securities or rights issued or issuable in respect of such Shares on or after the Repurchase Request Deadline); (b) when and to the extent the Fund accepts the Shares for repurchase, the Fund will acquire good, marketable and unencumbered title thereto, free and clear of all liens, restrictions, charges, proxies, encumbrances, or other obligations relating to their sale or transfer, and not subject to any adverse claim; (c) on request, the Signor will execute and deliver any additional documents deemed by the Depositary or the Fund to be necessary or desirable to complete the sale, assignment and transfer of the submitted Shares (and any and all dividends, distributions, other Shares or securities or rights issued or issuable in respect of such Shares on or after the Repurchase Request Deadline); and (d) the Signor has read and agreed to all of the terms of the Repurchase Offer.

The name(s) and address(es) of the registered owner(s) should be printed as they appear on the registration of the Shares. If the Shares presented for repurchase are in certificate form, the certificate(s) representing such Shares must be returned together with this Repurchase Request Form.

The Signor recognizes that the Fund is offering to repurchase up to five percent (5%) of its issued and outstanding shares of common stock. The Signor further recognizes that if the number of shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro-rata basis.

The Signor recognizes that the Fund may, in its discretion, accept all shares tendered by stockholders who own fewer than 100 shares and tender all their shares for repurchase in this Repurchase Offer, before pro-rating the shares tendered by other stockholders.

The Signor recognizes that, under certain circumstances set forth in the Repurchase Offer Notice, the Fund may terminate or amend the Repurchase Offer or may not be required to repurchase any of the Shares presented for repurchase. In any such event, the Signor understands that certificate(s) for the Shares not repurchased, if any, will be returned to the Signor at its registered address.

The Signor understands that acceptance of Shares by the Fund for repurchase represents a binding agreement between the Signor and the Fund upon the terms and conditions of the Repurchase Offer.

The Portfolio Securities representing payment for the Shares repurchased will be titled on an interim basis in the name of the Mexican Custodian for the benefit of the redeeming stockholder. The Signor must have established cash and securities accounts with a bank or broker in Mexico and provide this information at the time the Shares are presented for repurchase (“Mexican Account”).

The Mexican Account is a condition to participation in the Repurchase Offer. Signor must also complete the Authorization Instructions Form and submit certain tax information as a condition to participation in the Repurchase Offer.

Certain Mexican securities brokers, dealers or other parties may require instructions and information that are in addition to what is currently required by the Fund pursuant to this Repurchase Offer regarding the Mexican Account in order for such firms to facilitate participation in the Repurchase Offer. Such Mexican securities brokers or custodians, at which a participating stockholder establishes a Mexican Account, may choose not to accept repurchase offer proceeds on the Repurchase Payment Deadline on behalf of participating stockholder clients or may delay acceptance of proceeds until the additional instructions and confirmations are received from their participating stockholder clients.

The Fund is not responsible for any errors or deficiencies in a submission and will not be verifying the accuracy of submissions. The Mexican bank or broker designated by Signor will be responsible for reregistration of Portfolio Securities in the Signor’s name.

4

All authority conferred or agreed to be conferred by this Repurchase Request Form shall survive the death or incapacity of the Signor and all obligations of the Signor under this Repurchase Request Form shall be binding upon the heirs, personal representatives, successors and assigns of the Signor. Except as stated in the Repurchase Offer Notice, the Stockholder’s presentment of Shares for repurchase is irrevocable.

YOU MUST PROVIDE THE INFORMATION REQUESTED BELOW AS WELL AS IN THE “AUTHORIZATION INSTRUCTIONS” FORM IN THIS REPURCHASE REQUEST FORM. FAILURE TO FURNISH THE INFORMATION REQUESTED REGARDING ACCOUNT INFORMATION WILL RESULT IN AN INCOMPLETE REPURCHASE REQUEST WHICH WILL MEAN THE FUND CANNOT REPURCHASE YOUR SHARES. PLEASE PRINT CLEARLY AND IN CAPITAL LETTERS USING THE BOXES BELOW.

Your Name:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

Mexican Account Information:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

Name of Account (if different):

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

Bank or Broker Name (in Mexico):

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

Bank or Broker Address:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

Securities Account No.:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

Name & Telephone No. of Representative (optional):

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

IN ADDITION, YOU MUST ADVISE THE ABOVE-NAMED BANK(S) OR BROKER(S) THAT SHARES WILL BE RECEIVED FOR YOUR ACCOUNT(S) FROM BBVA BANCOMER, S.A., THE FUND’S CUSTODIAN.

PORTFOLIO SECURITIES WILL BE REGISTERED IN THE NOMINEE NAME OF THE DELIVERING PARTY. THE SIGNOR, IN CONJUNCTION WITH THE MEXICAN BANK/BROKER, SHALL BE RESPONSIBLE FOR REREGISTERING THE PORTFOLIO SECURITIES.

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☐	CHECK HERE IF SHARES ARE BEING DELIVERED BY BOOK-ENTRY TRANSFER MADE TO THE ACCOUNT MAINTAINED BY THE DEPOSITARY WITH THE BOOK-ENTRY TRANSFER FACILITY AND COMPLETE THE FOLLOWING:

Name(s) of Institution Submitting Shares:

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Account Number:

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Transaction Code Number:

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☐	CHECK HERE IF SHARES ARE BEING DELIVERED PURSUANT TO A NOTICE OF GUARANTEED DELIVERY PREVIOUSLY SENT TO THE DEPOSITARY AND COMPLETE THE FOLLOWING:

Name(s) of Registered Holder(s):

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

Window Ticket Number (if any):

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

Date of Execution of Notice of Guaranteed Delivery:

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Name of Eligible Institution which Guaranteed Delivery:

☐☐ ☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

DTC Participant Number (if delivered by book-entry transfer):

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

SIGN HERE

(IMPORTANT: COMPLETE AND SIGN THE SUBSTITUTE FORM W-9 HEREIN)

(Signature(s) of the Stockholder(s))

Dated:                     , 200

(Must be signed by the registered holder(s) exactly as name(s) appear(s) on certificate(s) for the Shares or on a security position listing or by person(s) authorized to become registered holder(s) by certificate(s) and documents transmitted herewith. If signature is by attorney-in-fact, executor, administrator, trustee, guardian, agent, officer of a corporation or another person acting in a fiduciary or representative capacity, please provide the following information. See Instruction 5.)

Name(s):

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

(Please Print)

Capacity (Full Title):

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

Address:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

City, State, Zip Code

Area Code and Telephone Number:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

Employer Identification (Social Security Number):

☐ ☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

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AUTHORIZATION INSTRUCTIONS

REGARDING THE REPURCHASE OFFER BY

THE MEXICO FUND, INC.

Name of Record Holder or DTC Participant (if shares held in “street name”):

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

The Record Holder has delivered to AMERICAN STOCK TRANSFER & TRUST CO. (“Depositary”) the documentation required whereby the Record Holder has indicated that the Record Holder will be submitting shares of The Mexico Fund, Inc. (“Fund”) for repurchase by the Fund pursuant to the Fund’s offer to repurchase Fund shares (“Repurchase Offer”) in an amount up to five percent (5%) of the Fund’s issued and outstanding shares of common stock, in exchange for a pro-rata portion of each of the securities (other than fixed income securities with maturities of less than one year, securities with transfer restrictions and certain illiquid securities), subject to adjustment for fractional shares and odd lots (“Portfolio Securities”), and cash held in the Fund’s investment portfolio representing consideration equal to the Fund’s shares’ net asset value (“NAV”), reduced by a 1.00% repurchase price adjustment (“Repurchase Price Adjustment”) for a repurchase price equal to 99.00% of NAV (“Repurchase Price”), determined as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) on the Repurchase Pricing Date (as defined in the Repurchase Offer Notice) of the Repurchase Offer.

As a condition to participation in the Repurchase Offer, Fund stockholders are required to establish a securities account (“Mexican Account”) with a bank or broker in Mexico, or to have an already existing account in Mexico, information concerning which is provided below as regards the Record Holder’s Fund shares.

Mexican Account:

•	Name of bank or broker in Mexico (“Mexican Custodian”):

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

•	Address, City and Zip Code:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

•	Securities Account No:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

•	Account Executive (AE): Mr./Ms.:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

•	Telephone No. of AE:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

•	Telephone No. of Record Holder:

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•	E-mail address (if available) of AE:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

•	E-mail address (if available) of Record Holder:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

Information on Beneficial Owners: Please list below, or on Attachment A, your state of residence or each state of residence of the beneficial owners for whom you are submitting the form (if shares are held in “street name”).

States of residence of beneficial owners:

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I hereby certify that the information above is correct and accurate and that I am the registered and authorized holder and signatory under such Mexican Account.

I also represent that:

(1)	if my tender of Fund shares and receipt of Portfolio Securities has been executed through a broker-dealer, that broker-dealer (i) is licensed in the jurisdiction in which I reside and (ii) did not exercise trading authority or control over my decision to participate in this Repurchase Offer (i.e., I instructed my broker to submit my Fund shares);

(2)	none of the Fund, its investment adviser, nor any issuer of Portfolio Securities has made any recommendations regarding my participation in the Repurchase Offer and none has recommended my receipt of Portfolio Securities in exchange for Fund shares, either directly or in a manner that would bring their recommendations to my attention; and

(3)	the Fund has not, in connection with this Repurchase Offer, volunteered information to me concerning the issuers of Portfolio Securities.

I represent that none of the Fund, its Investment Adviser, Custodian, Information Agent, or Depositary, or any of their agents or representatives (“Parties”) assume any responsibility and/or liability for any errors or deficiencies regarding the Mexican Account. In the event that the Mexican Custodian does not accept for deposit into my Mexican Account any Portfolio Securities and cash, as mentioned in (2) below for any reason whatsoever, none of the Parties will be held responsible.

I hereby:

(1)	authorize my Mexican Custodian to provide any required information requested by Impulsora del Fondo México, S.C., the Fund’s Investment Adviser, or any of its agents or representatives, that would allow them to validate the Mexican Account information;

(2)	instruct my Mexican Custodian to accept for deposit any Portfolio Securities and cash distributed in response to my participation in the Repurchase Offer;

(3)	acknowledge that the Mexican counterparty that will transfer to my Mexican Account the Portfolio Securities and cash will be BBVA Bancomer, S.A., the Fund’s Custodian. The Portfolio Securities and cash will be settled through the Instituto Mexicano para el Depósito de Valores, S.A. (“Indeval”);

(4)	acknowledge that my Mexican Custodian will be the party that will confirm to me the transfer of my pro-rata portion of Portfolio Securities and cash into my account; and

(5)	acknowledge that if I do not claim my pro-rata portion of Portfolio Securities and cash, such Portfolio Securities and cash will be held in an account with the Mexican Custodian for my benefit. I further acknowledge that any further investment of such Portfolio Securities and cash will be at my sole discretion, and the Fund is not responsible for the investment performance of such Portfolio Securities and cash.

Parties are hereby released from any liability resulting from any communications with my Mexican Custodian. Additionally, and with respect to the establishment of the Mexican Account with my Mexican Custodian, I acknowledge that none of the Parties will be held responsible.

Record Holder Name:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

Signature:

Date:

8

ATTACHMENT A

(to “Authorization Instructions Regarding the Repurchase Offer by The Mexico Fund, Inc.”)

STATES OF RESIDENCE OR FOREIGN JURISDICTION OF BENEFICIAL OWNERS FOR WHOM YOU ARE SUBMITTING THIS FORM

Please list below the names of each state in which beneficial owners for whom you are submitting this form reside.

9

NOTE: SIGNATURE(S) MUST BE PROVIDED BELOW

INSTRUCTIONS

FORMING PART OF THE TERMS AND CONDITIONS OF THE REPURCHASE OFFER

1.    Guarantee of Signatures.    No signature guarantee is required on this Repurchase Request Form (a) if this Repurchase Request Form is signed by the registered holder(s) of Shares presented for repurchase (including, for purposes of this document, any participant in the book-entry transfer facility of The Depository Trust Company (“DTC”) whose name appears on DTC’s security position listing as the owner of Shares); or (b) if such Shares are presented for repurchase for the account of a firm (an “Eligible Institution”) which is a bank, broker, dealer, credit union, savings association or other entity which is a member in good standing of a Stock Transfer Association approved medallion program (such as STAMP, SEMP or MSP). In all other cases, all signatures on this Repurchase Request Form must be guaranteed by an Eligible Institution. See Instruction 5.

2.    Delivery of Repurchase Request Form and Certificates; Guaranteed Delivery Procedures.    This Repurchase Request Form is to be used only (a) if Shares are to be forwarded with this Repurchase Request Form; (b) if uncertificated Shares held by the Fund’s transfer agent pursuant to the Fund’s dividend reinvestment plan are to be presented for repurchase; or (c) if transfers of Shares presented for repurchase are to be made by book-entry transfer to the account maintained by the Depositary according to the procedure set forth in Section 3 of the Repurchase Offer Notice. If transfers of Shares presented for repurchase are to be made by book-entry transfer, the Stockholder must also complete the DTC Delivery Election Form included with the materials.

Certificates for all physically submitted Shares or confirmation of a book-entry transfer in the Depositary’s account at DTC of Shares submitted by book-entry transfer, together, in each case, with a properly completed and duly executed Repurchase Request Form or facsimile thereof with any required signature guarantees, and any other documents required by this Repurchase Request Form should be mailed or delivered to the Depositary at the appropriate address set forth herein and must be received by the Depositary prior to 5:00 p.m., New York City time, on the Repurchase Request Deadline. Stockholders whose certificates are not immediately available or who cannot deliver Shares and all other required documents to the Depositary prior to 5:00 p.m., New York City time, on the Repurchase Request Deadline, or whose Shares cannot be delivered on a timely basis pursuant to the procedures for book-entry transfer prior to the Repurchase Request Deadline, may submit their Shares by or through any Eligible Institution by properly completing and duly executing and delivering a Notice of Guaranteed Delivery (or facsimile thereof), which must be received by the Depositary prior to the Repurchase Request Deadline, and by otherwise complying with the guaranteed delivery procedures set forth in Section 3, “Procedure for Participating in the Repurchase Offer,” of the Fund’s Repurchase Offer Notice. Pursuant to such procedures, the certificates for all physically submitted Shares, or confirmation of book-entry transfer, as the case may be, as well as a properly completed and duly executed Repurchase Request Form, and all other documents required by this Repurchase Request Form must be received by the Depositary within three business days after receipt by the Depositary of such Notice of Guaranteed Delivery, all as provided in Section 3, “Procedure for Participating in the Repurchase Offer,” of the Fund’s Repurchase Offer Notice.

THE METHOD OF DELIVERY OF SHARE CERTIFICATES, THIS REPURCHASE REQUEST FORM, AND ALL OTHER REQUIRED DOCUMENTS, INCLUDING DELIVERY THROUGH ANY BOOK ENTRY TRANSFER FACILITY, IS AT THE OPTION AND SOLE RISK OF THE STOCKHOLDER PRESENTING SHARES FOR REPURCHASE. IN ALL CASES, SUFFICIENT TIME SHOULD BE ALLOWED TO ENSURE TIMELY DELIVERY.

Delivery will be deemed made only when actually received by the Depositary. If delivery is by mail, registered mail with return receipt requested, properly insured, is recommended. Stockholders have the responsibility to cause their Shares (in proper certificated or uncertificated form), this Repurchase Request Form (or a photocopy bearing original signature(s) and any required signature guarantees), and any other documents required by this Repurchase Request Form to be delivered in accordance with the Repurchase Offer.

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The Fund will not accept any alternative, conditional or contingent repurchase requests. All stockholders, brokers, dealers, commercial banks, trust companies and other nominees, by execution of this Repurchase Request Form (or photocopy hereof), waive any right to receive any notice of the acceptance of their request for repurchase.

3.    Lost Certificates.    In the event that any Stockholder is unable to deliver to the Depositary the Fund certificate(s) representing his, her or its Shares due to the loss or destruction of such certificate(s), such fact should be included on the face of this Repurchase Request Form. In such case, the Stockholder should also contact the Depositary at 877-248-6417 to report the lost securities. The Depositary will forward additional documentation which such Stockholder must complete in order to effectively surrender such lost or destroyed certificate(s) (including affidavits of loss and indemnity bonds in lieu thereof).

There may be a fee in respect of lost or destroyed certificates, but surrenders hereunder regarding such lost certificates will be processed only after such documentation has been submitted to and approved by the Depositary.

4.    Inadequate Space.    If the space provided in any of the above boxes is inadequate, the necessary information should be listed on a separate schedule signed by all of the required signatories and attached to the Repurchase Request Form.

5.    Signatures on Repurchase Request Form, Authorizations, and Endorsements.    If this Repurchase Request Form is signed by the registered holder(s) of the Shares presented for repurchase, the signature(s) must correspond with the name(s) as written on the face of the certificate(s) without alteration, enlargement or any change whatsoever.

If any of the Shares presented for repurchase are owned of record by two or more joint owners, all of the owners must sign this Repurchase Request Form. If any of the Shares presented for repurchase are registered in different names on several certificates, it will be necessary to complete, sign and submit as many separate Repurchase Request Forms as there are different registrations of certificates.

If this Repurchase Request Form or stock powers are signed by trustees, executors, administrators, guardians, attorneys-in-fact, officers of corporations or others acting in a fiduciary or representative capacity, such persons should so indicate when signing, and proper evidence satisfactory to the Fund of their authority to act in such a fiduciary or representative capacity must be submitted.

If the Repurchase Request Form is signed by the registered holder(s) of the Shares listed and transmitted hereby, no endorsements of certificates or separate stock powers are required unless payment is to be made to a person other than the registered holder(s), in which case the endorsements or signatures on the stock powers, as the case may be, must be signed exactly as the name(s) of the registered holder(s) appear(s) on the certificates. Signatures on such certificates must be guaranteed by an Eligible Institution. See also Instruction 1.

If this Repurchase Request Form is signed by a person other than the registered holder(s) of the certificate(s) listed, the certificate(s) must be endorsed or accompanied by appropriate stock powers, in either case signed exactly as the name(s) of the registered holder(s) appear(s) on the certificate(s) for such Shares. Signatures on such certificates or stock powers must be guaranteed by an Eligible Institution. See also Instruction 1.

6.    Transfer Taxes on Shares.    There are no transfer taxes related to the Repurchase Offer. However, the Repurchase Offer will generally be a taxable transaction for income tax purposes.

7.    Irregularities.    All questions as to the validity, form, eligibility (including time of receipt) and acceptance of Shares presented for repurchase will be determined by the Fund, in its sole discretion, and the Fund’s determination shall be final and binding. The Fund reserves the absolute right to reject any or all Shares

11

presented for repurchase determined not to be in appropriate form or to refuse to accept for payment, repurchase or pay for any Shares if, in the opinion of the Fund’s counsel, accepting, repurchasing or paying for the Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer in whole or in part, or any defect in any repurchase request, whether generally or with respect to any particular Share(s) or Stockholder(s). Unless waived, any defects or irregularities in connection with a repurchase request must be cured within such time as the Fund shall determine. Repurchase requests will not be deemed to have been made until all defects and irregularities have been cured or waived. The Fund’s interpretations of the terms and conditions of the Repurchase Offer (including these instructions) shall be final and binding.

NONE OF THE FUND, THE FUND’S INVESTMENT ADVISER, THE DEPOSITARY, THE INFORMATION AGENT, NOR ANY OTHER PERSON IS OR WILL BE OBLIGATED TO GIVE ANY NOTICE OF DEFECTS OR IRREGULARITIES IN REPURCHASE REQUESTS, AND NONE OF THEM SHALL INCUR ANY LIABILITY FOR FAILURE TO GIVE ANY SUCH NOTICE; INCLUDING, WITHOUT LIMITATION, WITH RESPECT TO THE AUTHORIZATION INSTRUCTIONS FORM AND NECESSARY TAX INFORMATION.

8.    Questions and Requests for Assistance and Additional Copies.    Questions and requests for assistance may be directed to the Information Agent, Georgeson Inc., by telephoning 1-800-965-5216. Requests for additional copies of the Repurchase Offer Notice and this Repurchase Request Form may also be directed to the Information Agent. Stockholders who do not own Shares directly may also obtain such information and copies from their broker, dealer, commercial bank, trust company or other nominee. Stockholders who do not own Shares directly are required to present their Shares for repurchase through their broker, dealer, commercial bank, trust company or other nominee and should NOT submit this Repurchase Request Form to the Depositary. The Information Agent will also provide Stockholders, upon request, with a Certificate of Foreign Status of Beneficial Owner for United States Tax Withholding (W-8 BEN) or a Certificate of Foreign Person’s Claim for Exemption From Withholding on Income Effectively Connected With the Conduct of a Trade or Business in the United States (W-8 ECI).

9.    Backup Withholding Tax.    Each U.S. Stockholder presenting Shares for repurchase who has not already submitted a correct, completed and signed Form W-9 to the Fund, or does not otherwise establish an exemption from withholding must notify the Depositary of his/her correct taxpayer identification number (“TIN”) (or certify that he/she/it is awaiting a TIN) and provide certain other information by completing and providing to the Depositary the Substitute Form W-9 provided under “Important Tax Information” below. Failure either to provide the information on the form or to check the box in Part 2 of the form will result in a defective submission and the Fund will be unable to repurchase the stockholders’ submitted Shares.

10.    Withholding for Non-U.S. Shareholders.    Each non-U.S. Stockholder presenting Shares for repurchase who has not already submitted the appropriate correct, completed and signed Form W-8 to the Fund must complete a Form W-8BEN or Form W-8ECI and provide it to the Depositary. Failure to provide the appropriate Form W-8 will result in a defective submission and the Fund will be unable to repurchase the Stockholders’ submitted shares.

In order to participate in the Repurchase Offer, a non-U.S. Stockholder must deliver to the Depositary before the transfer of proceeds a properly completed and executed IRS Form W-8 BEN or IRS Form W-8ECI. In order to obtain an exemption from withholding on the grounds that the gross proceeds paid pursuant to the Repurchase Offer are effectively connected with the conduct of a trade or business within the United States, a non-U.S. Stockholder must deliver to the Depositary a properly completed and executed IRS Form W-8 ECI. Otherwise, a non-U.S. Stockholder generally must deliver to the Depository a properly completed and executed IRS Form W-8BEN. The Depositary will determine a Stockholder’s status as a non-U.S. Stockholder and eligibility for a reduced rate of, or exemption from, withholding by reference to any outstanding certificates or statements concerning eligibility for a reduced rate of, or exemption from, withholding (e.g., IRS Forms W-8 BEN or W-8 ECI) unless facts and circumstances indicate that such reliance is not warranted. The Fund will

12

generally withhold 30% of the proceeds otherwise payable to a non-U.S. Stockholder. A non-U.S. Stockholder may be eligible to obtain a refund from the Internal Revenue Service of all or a portion of any tax withheld if such Shareholder satisfies certain requirements or is otherwise able to establish that no tax or a reduced amount of tax is due. Non-U.S. Stockholders are urged to consult their own tax advisors regarding the application of federal income tax withholding, including eligibility for a withholding tax reduction or exemption, and the refund procedure.

IMPORTANT: THIS REPURCHASE REQUEST FORM, OR FACSIMILE HEREOF BEARING ORIGINAL SIGNATURE(S), PROPERLY COMPLETED AND DULY EXECUTED, TOGETHER WITH ANY REQUIRED SIGNATURE GUARANTEES, SHARES (IN PROPER CERTIFICATED OR UNCERTIFICATED FORM), AND ALL OTHER REQUIRED DOCUMENTS MUST BE RECEIVED BY THE DEPOSITARY, OR A PROPERLY COMPLETED AND EXECUTED NOTICE OF GUARANTEED DELIVERY MUST BE RECEIVED BY THE DEPOSITARY, ON OR PRIOR TO THE REPURCHASE REQUEST DEADLINE.

The acceptance of Shares by the Fund for payment will constitute a binding agreement between the Stockholder offering Shares for repurchase and the Fund, upon the terms and conditions of the Repurchase Offer.

IMPORTANT TAX INFORMATION

THE FEDERAL INCOME TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. ALL STOCKHOLDERS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS AS TO THE SPECIFIC TAX CONSEQUENCES TO THEM OF THE REPURCHASE OFFER AND ARE ALSO URGED TO REVIEW SECTION 7 OF THE REPURCHASE OFFER NOTICE.

SUBSTITUTE FORM W-9 OR FORM W-8

Under the U.S. federal income tax laws, the Depositary may be required to withhold 28% of the amount of any payment made to certain holders pursuant to the Repurchase Offer. In order to participate in the Repurchase Offer and avoid such backup withholding, each redeeming U.S. Stockholder must provide the Depositary with such Stockholder’s correct TIN by completing the Substitute Form W-9 set forth below. In general, if a Shareholder is an individual, the TIN is the Social Security number of such individual. If the Depositary is not provided with the correct TIN, the Stockholder may be subject to a penalty imposed by the Internal Revenue Service. Certain Stockholders (including, among others, most corporations and certain foreign persons) are not subject to these backup withholding and reporting requirements, but should nonetheless complete a Substitute Form W-9 to avoid possible erroneous backup withholding by checking the box marked “EXEMPT FROM BACKUP WITHHOLDING” on the Substitute Form W-9. For further information regarding backup withholding and instructions for completing the Substitute Form W-9 (including how to obtain a TIN if you do not have one and how to complete the Substitute Form W-9 if Shares are held in more than one name), consult the enclosed Guidelines for Certification of Taxpayer Identification Number. Failure to submit information necessary to avoid the 28% backup withholding will be considered a defective repurchase request and the Fund will be unable to repurchase the submitted Shares.

In order for a non-U.S. Stockholder to avoid 30% withholding and participate in the Repurchase Offer, the Stockholder must submit a statement to the Depositary signed under penalties of perjury attesting that he/she/it is a non-U.S. Stockholder. To qualify as an exempt recipient on the basis of foreign status, a Stockholder must submit a properly completed Form W-8 BEN or Form W-8 ECI, signed under penalties of perjury, attesting to that person’s exempt status. A Stockholder would use a Form W-8 BEN to certify that it (1) is neither a citizen nor a resident of the United States, (2) has not been and reasonably does not expect to be present in the United States for a period aggregating 183 days or more during the calendar year, and (3) reasonably expects not to be engaged in a trade or business within the United States to which the gain on the sale of the Shares would be

13

effectively connected; and would use a Form W-8 ECI to certify that (1) it is neither a citizen nor resident of the United States, and (2) the proceeds of the sale of the Shares is effectively connected with a U.S. trade or business. A foreign Stockholder may also use a Form W-8 BEN to certify that it is eligible for benefits under a tax treaty between the United States and such foreign person’s country of residence.

A STOCKHOLDER SHOULD CONSULT HIS OR HER TAX ADVISOR AS TO HIS OR HER QUALIFICATION FOR EXEMPTION FROM THE BACKUP WITHHOLDING REQUIREMENTS AND THE PROCEDURE FOR OBTAINING AN EXEMPTION. IT SHOULD BE NOTED THAT EVEN IF A NON-U.S. STOCKHOLDER WOULD BE EXEMPT FROM BACKUP WITHHOLDING, THEY WOULD NEVERTHELESS GENERALLY BE SUBJECT TO WITHHOLDING ON DIVIDENDS. THE FUND INTENDS TO WITHHOLD 30% (OR A LOWER TREATY RATE) OF THE PROCEEDS OTHERWISE PAYABLE TO NON-U.S. STOCKHOLDERS. SUCH STOCKHOLDERS MAY BE ABLE TO OBTAIN A REFUND FROM THE INTERNAL REVENUE SERVICE.

FAILURE TO COMPLETE SUBSTITUTE FORM W-9 OR THE APPROPRIATE FORM W-8

WILL CAUSE THE SHARES TO BE DEEMED INVALIDLY PRESENTED FOR REPURCHASE.

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IMPORTANT — SIGN BELOW AND COMPLETE SUBSTITUTE FORM W-9 (BELOW)

AS APPLICABLE

The Signor recognizes that, under certain circumstances set forth in the Repurchase Offer Notice, the Fund may not be required to repurchase the Shares presented for repurchase. The Signor understands that certificate(s) for Shares not repurchased will be returned to the Signor at the address indicated above. In the case of Shares not evidenced by certificate, the Depositary will cancel the repurchase request as to any Shares not repurchased by the Fund.

The Portfolio Securities representing the Repurchase Price for such of the Shares presented for repurchase as are repurchased should be issued to the Signor and mailed to the address indicated above.

All authority conferred or agreed to be conferred by this Repurchase Request Form shall survive the death or incapacity of the Signor and any obligation of the Signor under this Repurchase Request Form shall be binding upon the heirs, personal representatives, successors and assigns of the Signor. Except as stated in the Repurchase Offer Notice, the Stockholder’s presentment of Shares for repurchase is irrevocable.

The Repurchase Offer is hereby accepted in accordance with its terms.

(Signature(s) of Stockholder(s))

Dated:                                 , 200

(Must be signed by the registered holder(s) exactly as name(s) appear(s) on the Share certificates or on a security position listing or by person(s) authorized to become registered holder(s) by certificates and documents transmitted under this Repurchase Request Form. If signature is by trustees, executors, administrators, guardians, attorneys-in-fact, agents, officers of corporations or others acting in a fiduciary or representative capacity, please provide the following information. See Instruction 5.)

Name(s):

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

(Please Type or Print)

Capacity (Full Title):

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

(See Instruction 5)

Address:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

(Include Zip Code)

Area Codes and Telephone Numbers:

Home:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

Taxpayer Identification (or Social Security No.) (if applicable):

☐ ☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

15

GUARANTEE OF SIGNATURE(S)

(See Instructions 1 and 5)

Authorized Signature:

Name:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

(Please Type or Print)

Title:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

Name of Firm:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

Address:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

(Include Zip Code)

Area Code and Tel. No.:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

Dated:

☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐

16

SUBSTITUTE Form W-9	PART 1—PLEASE PROVIDE YOUR TIN IN THE BOX AT RIGHT, OR IF YOU DO NOT HAVE A TIN WRITE “APPLIED FOR” IN THE BOX AT RIGHT, AND CERTIFY BY SIGNING AND DATING BELOW	Or	Social Security Number Employer Identification Number

DEPARTMENT OF THE TREASURY INTERNAL REVENUE SERVICE PAYOR’S REQUEST FOR TAXPAYER IDENTIFICATION NUMBER (TIN) Name Name of Business (If different) Address (Number and Street) City, State and Zip Code

PART 2—CERTIFICATION—Under penalties of perjury, I certify that:

(1)    The number shown on this form is my correct Taxpayer Identification Number,

(2)    I am not subject to backup withholding because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal Revenue Service (“IRS”) that I am subject to backup withholding as a result of failure to report all interest or dividends, or (c) the irs has notified me that i am no longer subject to backup withholding, and

(3)    I am a U.S. Person (including a U.S. resident alien).

PART 3— ☐ Exempt from backup withholding

CERTIFICATE INSTRUCTIONS—you must cross out item (2) in part 2 above if you have been notified by the IRS that you are subject to backup withholding because of underreporting interest or dividends on your tax return. However, if after being notified by the IRS that you are subject to backup withholding you received another notification from the IRS stating that you are no longer subject to backup withholding, do not cross out item (2).

Signature                                                                                                                                             Date                          , 2008

YOU MUST COMPLETE THE FOLLOWING CERTIFICATION IF YOU WROTE “APPLIED FOR” ON SUBSTITUTE FORM W-9.

CERTIFICATE OF AWAITING TAXPAYER IDENTIFICATION NUMBER

I certify under penalties of perjury that a taxpayer identification number has not been issued to me, and either (a) I have mailed or delivered an application to receive a taxpayer identification number to the appropriate Internal Revenue Service Center or Social Security Administration Office or (b) I intend to mail or deliver an application in the near future. I understand that if I do not provide a taxpayer identification number before payments are made, all reportable payments made to me will be subject to backup withholding.

Signature: Date:

NOTE:	FAILURE TO COMPLETE AND RETURN THIS FORM MAY RESULT IN BACKUP WITHHOLDING OF 28% OF ANY PAYMENTS MADE TO YOU PURSUANT TO THE OFFER AND WILL RESULT IN A DEFECTIVE SUBMISSION; THE FUND WILL NOT BE ABLE TO REPURCHASE YOUR SHARES. PLEASE REVIEW THE “GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER” FOR ADDITIONAL DETAILS.

17

GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON SUBSTITUTE FORM W-9

Guidelines for Determining the Proper Identification Number for the Payee (You) to Give the Payer—Social Security numbers have nine digits separated by two hyphens, i.e., 000-00-0000. Employer identification numbers have nine digits separated by only one hyphen, i.e., 00-0000000. The table below will help determine the number to give the Payer. All “Section” references are to the Internal Revenue Code of 1986, as amended. “IRS” is the Internal Revenue Service.

For this type of account:	Give the name and SOCIAL SECURITY number of—

1. Individual	The individual
2. Two or more individuals (joint account)	The actual owner of the account or, if combined funds, the first individual on the account(1)
3. Custodian account of a minor (Uniform Gift to Minors Act)	The minor(2)
4. a. The usual revocable savings trust (grantor is also trustee)	The grantor-trustee(1)
b. So-called trust account that is not a legal or valid trust under state law	The actual owner(1)
5. Sole proprietorship or single-owner LLC	The owner(3)

For this type of account:	Give the name and SOCIAL SECURITY number of—

6. Sole proprietorship	The owner(3)
7. A valid trust, estate or pension trust	The legal entity (Do not furnish the identifying number of the personal representative or trustee unless the legal entity itself is not designated in the account title.)(4)
8. Corporate	The corporation
9. Association, club, religious, charitable, educational, or other tax-exempt organization	The organization
10. Partnership	The partnership
11. A broker or registered nominee	The broker or nominee
12. Account with the Department of Agriculture in the name of a public entity (such as a State or local government, school district, or prison) that receives agricultural program payments	The public entity

(1)	List first and circle the name of the person whose number you furnish. If only one person on a joint account has a Social Security number, that person’s number must be furnished.
(2)	Circle the minor’s name and furnish the minor’s Social Security number.
(3)	You must show your individual name, but you may also enter your business or “doing business as” name. You may use either your Social Security number or employer identification number (if you have one).
(4)	List first and circle the name of the legal trust, estate or pension trust.

NOTE: If no name is circled when there is more than one name, the number will be considered to be that of the first name listed.

GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER ON SUBSTITUTE FORM W-9

Obtaining a Number

If you do not have a taxpayer identification number or you do not know your number, obtain Form SS-5, Application for a Social Security Card, at the local Social Security Administration Office, or form SS-4, Application for Employer Identification Number, by calling 1 (800) TAX-FORM, and apply for a number.

Payees Exempt from Backup Withholding

Payees specifically exempted from backup withholding on all payments include the following:

•	An organization exempt from tax under Section 501(a), or an individual retirement plan, or a custodial account under Section 403(b)(7) if the account satisfies the requirements of Section 401(f)(2).
•	The United States or any agency or instrumentality thereof.
•	A State, the District of Columbia, a possession of the United States, or any political subdivision or instrumentality thereof.
•	A foreign government, a political subdivision of a foreign government, or any agency or instrumentality thereof.
•	An international organization or any agency, or instrumentality thereof.

Payees that may be exempted from backup withholding:

•	A corporation.
•	A financial institution.
•	A registered dealer in securities or commodities registered in the United States, the District of Columbia, or a possession of the United States.
•	A real estate investment trust.
•	A common trust fund operated by a bank under Section 584(a).
•	An entity registered at all times during the tax year under the Investment Company Act of 1940.
•	A middle man known in the investment community as a nominee or custodian.
•	A futures commission merchant registered with the Commodity Futures Trading Commission.
•	A foreign central bank of issue.
•	A trust exempt from tax under Section 664 or described in Section 4947.

Payments of dividends and patronage dividends not generally subject to backup withholding include the following:

•	Payments to nonresident aliens subject to withholding under Section 1441.
•	Payments to partnerships not engaged in a trade or business in the United States and which have at least one nonresident alien partner.
•	Payments of patronage dividends where the amount received is not paid in money.
•	Payments made by certain foregoing organizations.
•	Section 404(k) payments made by an ESOP.

Payments of interest not generally subject to backup withholding include the following:

•

Payments of interest on obligations issued by individuals. Note: You may be subject to backup withholding if this interest is $600 or more and is paid in the course of the payer’s trade or business and you have not provided your correct taxpayer identification number to the payer.

•	Payments of tax-exempt interest (including exempt-interest dividends under Section 852).
•	Payments described in Section 6049(b)(5) to nonresident aliens.
•	Payments on tax-free covenant bonds under Section 1451.
•	Payments made by certain foreign organizations.
•	Mortgage interest or student loan paid to you.

Exempt payees described above should file a Substitute Form W-9 to avoid possible erroneous backup withholding. FILE THIS FORM WITH THE PAYER, FURNISH YOUR TAXPAYER IDENTIFICATION NUMBER, WRITE “EXEMPT” ON THE FACE OF THE FORM, AND RETURN IT TO THE PAYER. IF THE PAYMENTS ARE INTEREST, DIVIDENDS OR PATRONAGE DIVIDENDS, ALSO SIGN AND DATE THE FORM.

Certain payments other than interest, dividends, and patronage dividends that are subject to information reporting are also not subject to backup withholding. For details, see Sections 6041, 6041A, 6042, 6044, 6045, 6049, 6050A, and 6050N, and their regulations.

Privacy Act Notice.—Section 6109 requires most recipients of dividend, interest or other payments to give taxpayer identification numbers to payers who must report the payments to the IRS. The IRS uses the numbers for identification purposes to help verify the accuracy of your tax return and may also provide this information to various government agencies for tax-enforcement or litigation purposes. Payers must be given the numbers whether or not recipients are required to file tax returns. Payers must generally withhold 28% of taxable interest, dividend and certain other payments to a payee who does not furnish a taxpayer identification number to a payer. Certain penalties may also apply.

Penalties

(1) Penalty for Failure to Furnish Taxpayer Identification Number. If you fail to furnish your correct taxpayer identification number to a payer, you are subject to a penalty of $50 for each such failure unless your failure is due to reasonable cause and not to willful neglect.

(2) Civil Penalty for False Information With Respect to Withholding. If you make a false statement with no reasonable basis which results in no imposition of backup withholding, you are subject to a penalty of $500.

(3) Criminal Penalty for Falsifying Information. Falsifying certifications or affirmations may subject you to criminal penalties including fines and/or imprisonment.

(4) Misuse of TINs. If the requester discloses or uses TINs in violation of federal law, the requester may be subject to civil and criminal penalties.

FOR ADDITIONAL INFORMATION CONTACT YOUR TAX CONSULTANT OR THE INTERNAL REVENUE SERVICE.

FORM OF LETTER TO BROKERS, DEALERS,

COMMERCIAL BANKS, TRUST COMPANIES AND OTHER NOMINEES

REGARDING THE REPURCHASE OFFER BY

THE MEXICO FUND, INC.

To Brokers, Dealers, Commercial Banks, Trust Companies and Other Nominees:

We are enclosing the material listed below relating to the offer by The Mexico Fund, Inc. (“Fund”), a Maryland corporation registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company, to its stockholders to permit them to offer for repurchase up to five percent (5%) of the Fund’s issued and outstanding shares of common stock, par value $1.00 per share (“Shares”) in exchange for a pro-rata portion of each of the securities (other than short-term fixed income securities with maturities of less than one year, securities with transfer restrictions and certain illiquid securities), subject to adjustment for fractional shares and odd lots (“Portfolio Securities”), and cash held in the Fund’s investment portfolio, representing consideration equal to the Shares’ net asset value (“NAV”) determined as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) on the Repurchase Pricing Date, reduced by a 1.00% repurchase price adjustment (“Repurchase Price Adjustment”) for a repurchase price of 99.00% of NAV (“Repurchase Price”), subject to the terms and conditions set forth in the Repurchase Offer Notice dated September 18, 2008 and the related Repurchase Request Form (which together constitute the “Repurchase Offer”). If the number of shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro-rata basis. THE REPURCHASE OFFER EXPIRES AT 5:00 P.M., NEW YORK CITY TIME, ON OCTOBER 9, 2008, UNLESS EXTENDED (“REPURCHASE REQUEST DEADLINE”).

The following documents are enclosed:

(1)	SUMMARY TERM SHEET;

(2)	REPURCHASE OFFER NOTICE DATED SEPTEMBER 18, 2008;

(3)	REPURCHASE REQUEST FORM TO BE USED TO PRESENT SHARES FOR REPURCHASE;

(4)	AUTHORIZATION INSTRUCTIONS FORM;

(5)	DTC DELIVERY ELECTION FORM;

(6)	GUIDELINES FOR CERTIFICATION OF TAXPAYER IDENTIFICATION NUMBER;

(7)	NOTICE OF GUARANTEED DELIVERY; AND

(8)	LETTER TO CLIENTS, WHICH MAY BE SENT UPON ANY REQUEST FOR INFORMATION BY YOUR CLIENTS FOR WHOSE ACCOUNT YOU HOLD SHARES REGISTERED IN YOUR NAME (OR IN THE NAME OF YOUR NOMINEE) WITH SPACE PROVIDED FOR OBTAINING SUCH CLIENTS’ INSTRUCTIONS WITH REGARD TO THE REPURCHASE OFFER.

PLEASE NOTE THE REPURCHASE REQUEST DEADLINE IS 5:00 P.M., NEW YORK CITY TIME, ON OCTOBER 9, 2008, UNLESS EXTENDED.

Please be advised that participation in the Repurchase Offer requires submission of the Authorization Instructions Form and DTC Delivery Election Form regarding account information with a Mexican broker or custodian, in addition to other documentation submitted electronically. All brokers, dealers, commercial banks, trust companies and other nominees are requested to submit account information for a single Mexican brokerage or custodial account on behalf of their clients who choose to participate in the Repurchase Offer.

All stockholders have been advised that certain brokers, dealers or other parties may require instructions and information that are in addition to what is currently required by the Fund pursuant to the Repurchase Offer Notice, in order for such firms to facilitate the stockholder’s participation in the Repurchase Offer. Certain Mexican securities brokers or custodians, at which a participating stockholder establishes a Mexican Account, may choose not to accept repurchase offer proceeds on the Repurchase Payment Deadline on behalf of participating stockholder clients or may delay acceptance of proceeds until the additional instructions and confirmations are received from their participating stockholder clients. Accordingly, stockholders who wish to participate in the Repurchase Offer have been advised to consult their broker, dealer, commercial bank, trust company or other nominee well in advance of the Repurchase Request Deadline to ensure compliance with any additional informational requirements imposed by such firms.

No fees or commissions will be payable to brokers, dealers or other persons under the terms of the Repurchase Offer, although redeeming Stockholders may be obligated to pay a processing fee to their broker for assistance in transmitting a repurchase request. There are no transfer taxes regarding the Repurchase Offer. A repurchase request will be deemed invalid unless an exemption is proved or unless the required taxpayer identification information is or has previously been provided regarding backup tax withholding. Certain documents may also have to be submitted as apply to withholdings potentially affecting payments to non-U.S. stockholders. See Instruction 10 of the Repurchase Request Form.

The Repurchase Offer is not being made to (nor will repurchase requests be accepted from or on behalf of) Stockholders residing in any jurisdiction in which the making of the Repurchase Offer or its acceptance would not be in compliance with the laws of such jurisdiction. The manner of payment of proceeds may be adjusted to accommodate restrictions in certain jurisdictions. To the extent that the securities laws of any jurisdiction would require the Repurchase Offer to be made by a licensed broker or dealer, the Repurchase Offer shall be deemed to be made on the Fund’s behalf by one or more registered brokers or dealers licensed under the laws of such jurisdiction.

As a broker-dealer, you may not make recommendations regarding the receipt of Portfolio Securities in connection with this Repurchase Offer, circulate information regarding the issuers of Portfolio Securities through market letters or other writings, or otherwise solicit stockholder participation in this Repurchase Offer, whether directly or indirectly. You may not provide information concerning the issuers of Portfolio Securities to stockholders who are participating in the Repurchase Offer unless requested. Further, you may not submit Fund shares for the Repurchase Offer from a discretionary account over which you, as the broker-dealer, have trading authority or control without having obtained confirmation and/or instructions from the beneficial owner of the Fund shares allowing the participation.

Stockholders must execute their tender of Fund shares and receipt of Portfolio Securities through a broker-dealer that is licensed in the jurisdiction in which they reside.

If a client instructs you by telephone to present your Shares for repurchase, please record the telephone conversation (in accordance with applicable law).

NONE OF THE FUND, ITS BOARD OF DIRECTORS, THE INVESTMENT ADVISER TO THE FUND, NOR ANY ISSUER OF THE PORTFOLIO SECURITIES IS MAKING ANY RECOMMENDATION TO ANY STOCKHOLDER WHETHER TO SUBMIT FOR REPURCHASE OR TO REFRAIN FROM SUBMITTING FOR REPURCHASE SHARES. THE FUND HAS BEEN ADVISED THAT NO DIRECTOR OR OFFICER OF THE FUND NOR THE FUND’S INVESTMENT ADVISER WILL PARTICIPATE IN THE REPURCHASE OFFER.

Additional copies of the enclosed material may be obtained from Georgeson Inc., the Information Agent, at the appropriate address and telephone number set forth in the Repurchase Offer Notice. Any questions you have with respect to the Repurchase Offer should be directed to the Information Agent at 1-800-965-5216.

Very truly yours,

THE MEXICO FUND, INC.

NOTHING CONTAINED IN THIS LETTER OR IN THE ENCLOSED DOCUMENTS SHALL CONSTITUTE YOU OR ANY OTHER PERSON AS THE AGENT OF EITHER THE FUND OR THE DEPOSITARY OR AUTHORIZE YOU OR ANY OTHER PERSON (A) TO MAKE ANY STATEMENTS WITH RESPECT TO THE REPURCHASE OFFER, OTHER THAN THE STATEMENTS SPECIFICALLY SET FORTH IN THE REPURCHASE OFFER NOTICE AND THE REPURCHASE REQUEST FORM; OR (B) TO DISTRIBUTE ANY MATERIAL WITH RESPECT TO THE REPURCHASE OFFER OTHER THAN AS SPECIFICALLY AUTHORIZED.

THESE DOCUMENTS ARE ISSUED BY THE FUND AND TO THE EXTENT THAT THEY ARE DEEMED TO CONSTITUTE A FINANCIAL PROMOTION CAPABLE OF HAVING EFFECT IN THE UNITED KINGDOM IT HAS BEEN APPROVED BY COMPUTERSHARE INVESTOR SERVICES PLC, AN AFFILIATE OF THE INFORMATION AGENT FOR THE PURPOSE OF THE FINANCIAL SERVICES AND MARKETS ACT OF 2000 OF THE UNITED KINGDOM.

COMPUTERSHARE INVESTOR SERVICES PLC IS AUTHORIZED AND REGULATED BY THE FINANCIAL SERVICES AUTHORITY AND IS REGISTERED IN THE UNITED KINGDOM, NO. 03498808 AND ITS REGISTERED OFFICE IS AT THE PAVILIONS, BRIDGWATER ROAD, BRISTOL, BS13 8AE.

AUTHORIZATION INSTRUCTIONS

REGARDING THE REPURCHASE OFFER BY

THE MEXICO FUND, INC.

Name of Record Holder or DTC Participant (if shares held in “street name”):

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The Record Holder has delivered to AMERICAN STOCK TRANSFER & TRUST CO. (“Depositary”) the documentation required whereby the Record Holder has indicated that the Record Holder will be submitting shares of The Mexico Fund, Inc. (“Fund”) for repurchase by the Fund pursuant to the Fund’s offer to repurchase Fund shares (“Repurchase Offer”) in an amount up to five percent (5%) of the Fund’s issued and outstanding shares of common stock, in exchange for a pro-rata portion of each of the securities (other than fixed income securities with maturities of less than one year, securities with transfer restrictions and certain illiquid securities) subject to adjustment for fractional shares and odd lots (“Portfolio Securities”) and cash held in the Fund’s investment portfolio representing consideration equal to the Fund’s shares’ net asset value (“NAV”), reduced by a 1.00% repurchase price adjustment (“Repurchase Price Adjustment”) for a repurchase price of 99.00% of NAV (“Repurchase Price”), determined as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) on the Repurchase Pricing Date (as defined in the Repurchase Offer Notice) of the Repurchase Offer.

As a condition to participation in the Repurchase Offer, Fund stockholders are required to establish a securities account (“Mexican Account”) with a bank or broker in Mexico, or to have an already existing account in Mexico, information concerning which is provided below as regards the Record Holder’s Fund shares.

Mexican Account:

•	Name of bank or broker in Mexico (“Mexican Custodian”):

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•	Address, City and Zip Code:

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•	Securities Account No:

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•	Account Executive (AE): Mr./Ms.:

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•	Telephone No. of AE:

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•	Telephone No. of Record Holder:

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•	E-mail address (if available) of AE:

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•	E-mail address (if available) of Record Holder:

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Information on Beneficial Owners: Please list below, or on Attachment A, your state of residence or each state of residence of the beneficial owners for whom you are submitting this form (if the shares are held in “street name”).

States of residence of beneficial owners:

I hereby certify that the information above is correct and accurate and that I am the registered and authorized holder and signatory under such Mexican Account.

I also represent that:

(1)	if my tender of Fund shares and receipt of Portfolio Securities has been executed through a broker-dealer, that broker-dealer (i) is licensed in the jurisdiction in which I reside and (ii) did not exercise trading authority or control over my decision to participate in this Repurchase Offer (i.e., I instructed my broker to submit my Fund shares);

(2)	none of the Fund, its investment adviser, nor any issuer of Portfolio Securities has made any recommendations regarding my participation in the Repurchase Offer and none has recommended my receipt of Portfolio Securities in exchange for Fund shares, either directly or in a manner that would bring their recommendations to my attention; and

(3)	the Fund has not, in connection with this Repurchase Offer, volunteered information to me concerning the issuers of Portfolio Securities.

I represent that none of the Fund, its Investment Adviser, Custodian, Information Agent, or Depositary, or any of their agents or representatives (“Parties”) assume any responsibility and/or liability for any errors or deficiencies regarding the Mexican Account. In the event that the Mexican Custodian does not accept for deposit into my Mexican Account any Portfolio Securities and cash, as mentioned in (2) below for any reason whatsoever, none of the Parties will be held responsible.

I hereby:

(1)	authorize my Mexican Custodian to provide any required information requested by Impulsora del Fondo México, S.C., the Fund’s Investment Adviser or any of its agents or representatives, that would allow them to validate the Mexican Account information;

(2)	instruct my Mexican Custodian to accept for deposit any Portfolio Securities and cash distributed in response to my participation in the Repurchase Offer;

(3)	acknowledge that the Mexican counterparty that will transfer to my Mexican Account the Portfolio Securities and cash will be BBVA Bancomer, S.A., the Fund’s Custodian. The Portfolio Securities and cash will be settled through the Instituto Mexicano para el Depósito de Valores, S.A. (“Indeval”);

(4)	acknowledge that my Mexican Custodian will be the party that will confirm to me the transfer of my pro-rata portion of Portfolio Securities and cash into my account; and

(5)	acknowledge that if I do not claim my pro-rata portion of Portfolio Securities and cash, such Portfolio Securities and cash will be held in an account with the Mexican Custodian for my benefit. I further acknowledge that any further investment of such Portfolio Securities and cash will be at my sole discretion, and the Fund is not responsible for the investment performance of such Portfolio Securities and cash.

Parties are hereby released from any liability resulting from any communications with my Mexican Custodian. Additionally, and with respect to the establishment of the Mexican Account with my Mexican Custodian, I acknowledge that none of the Parties will be held responsible.

Record Holder Name:

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Signature: ____________________________________

Date:

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ATTACHMENT A

(to “Authorization Instructions regarding the Repurchase Offer by The Mexico Fund, Inc.”)

STATES OF RESIDENCE OR FOREIGN JURISDICTION OF BENEFICIAL OWNERS FOR WHOM YOU ARE SUBMITTING THIS FORM

Please list below the names of each state in which beneficial owners for whom you are submitting this form reside.

NOTICE OF GUARANTEED DELIVERY

REGARDING THE OFFER BY THE MEXICO FUND, INC.

This form must be used to participate in the Repurchase Offer if a Stockholder’s certificates for Shares are not immediately available or if time will not permit the Repurchase Request Form and other required documents to reach the Depositary on or before the Repurchase Request Deadline. Terms used in this form that are not otherwise defined in this form shall have the meanings specified in the Repurchase Offer Notice, dated September 18, 2008. This form may be delivered by hand, overnight courier or mail or facsimile transmission to the Depositary at the appropriate address set forth below. Repurchase requests using this form may be made only by or through a member firm of a registered national securities exchange, or a commercial bank or trust company having an office, branch or agency in the United States.

AMERICAN STOCK TRANSFER & TRUST CO.

DEPOSITARY:

877-248-6417

Facsimile Copy Number:

718-234-5001

Confirm By Telephone:

718-921-8200

Delivery by Mail or Overnight Courier: American Stock Transfer & Trust Company Operations Center Attn: Reorganization Department 6201 15th Avenue Brooklyn, NY 11219	Delivery by Hand: American Stock Transfer & Trust Company Attn: Reorganization Department 59 Maiden Lane New York, NY 10038

DELIVERY OF THIS INSTRUMENT TO AN ADDRESS

OTHER THAN AS SET FORTH ABOVE DOES NOT

CONSTITUTE VALID DELIVERY.

Ladies and Gentlemen:

The undersigned hereby requests the repurchase by The Mexico Fund, Inc. (“Fund”), upon the terms and conditions set forth in its Repurchase Offer Notice dated September 18, 2008 and the related Repurchase Request Form (which together constitute the “Offer Documents”), receipt of which are hereby acknowledged, of the number of Shares specified below and all Shares that may be held in the names) of the registered holder(s) by the Fund’s transfer agent under the Fund’s dividend reinvestment plan according to the guaranteed delivery procedures set forth in Section 3 of the Repurchase Offer Notice.

Number of Shares Presented for Repurchase:

Certificate Nos. (if available):	Name(s) of Record Holder(s):
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Address: ☐☐☐☐☐☐☐☐☐☐☐☐☐☐☐
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YOU MUST PROVIDE THE INFORMATION REQUESTED BELOW. FAILURE TO FURNISH THE INFORMATION REQUESTED REGARDING ACCOUNT INFORMATION WILL RESULT IN AN INCOMPLETE REPURCHASE REQUEST WHICH WILL MEAN THE FUND CANNOT REPURCHASE YOUR SHARES.

Your Name:

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Mexican Account Information:

Name of Account (if different):

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Bank or Broker Name (in Mexico):

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Bank or Broker Address:

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Securities Account No.:

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Name & Telephone No. of Representative (optional):

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If Shares will be presented for Repurchase by book-entry transfer to the Depository Trust Company (“DTC”), please check box*:  ☐

*	Please complete the DTC Delivery Election Form included with your materials and submit it with this Notice of Guaranteed Delivery if you desire to retain ownership of the Portfolio Securities received.

*	Please also complete and submit the Authorization Instructions Form included with your materials.

DTC Participant Number: ☐☐☐☐☐☐☐☐☐☐☐☐☐	Area Code and Telephone Number: ☐☐☐☐☐☐☐☐☐☐☐☐☐
Dated: , 200	Signature:

FORM OF LETTER TO

STOCKHOLDERS WHO HAVE

REQUESTED INFORMATION

THE MEXICO FUND, INC.

1775 I STREET, NW, SUITE 1100

WASHINGTON, DC 20006

Dear Stockholder:

As you requested, we are enclosing a copy of the Repurchase Offer Notice of The Mexico Fund, Inc. (“Fund”), a Maryland corporation registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company. The Repurchase Offer Notice describes the repurchase offer being extended by the Fund, which permits Stockholders to request the repurchase of up to five percent (5%) of its issued and outstanding common stock, par value $1.00 per share (“Shares”), in exchange for a pro-rata portion of each of the securities (other than short-term fixed income securities with maturities of less than one year, securities with transfer restrictions and certain illiquid securities) subject to adjustment for fractional shares and odd lots (“Portfolio Securities”), and cash held in the Fund’s investment portfolio, at a price equal to the Shares’ net asset value (“NAV”) determined as of the close of the regular trading session of the New York Stock Exchange on the Repurchase Pricing Date, reduced by a 1.00% repurchase price adjustment (“Repurchase Price Adjustment”) for a repurchase price of 99.00% of NAV (“Repurchase Price”), subject to the terms and conditions set forth in the Repurchase Offer Notice dated September 18, 2008 and the related Repurchase Request Form (which together constitute the “Offer Documents”) (“Repurchase Offer”). THE REPURCHASE OFFER EXPIRES AT 5:00 P.M., NEW YORK CITY TIME ON OCTOBER 9, 2008, UNLESS EXTENDED (“REPURCHASE REQUEST DEADLINE”).

If, after reviewing the information set forth in the Offer Documents, you wish to present your Shares for repurchase by the Fund, please contact your broker, dealer or other nominee to present your Shares for repurchase for you or, if you are the record owner of the Shares, you may follow the instructions contained in the Offer Documents to present your Shares for repurchase. If the number of Shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, the Fund will repurchase tendered Shares on a pro-rata basis. To receive the Portfolio Securities, you must make arrangements to establish custodial and securities accounts on your behalf with a bank or broker in Mexico (“Mexican Account”). You may also consider contacting a broker, dealer, commercial bank, trust company or other nominee and depositing your shares in an account with it and seeking its assistance in participating in the Repurchase Offer. Please be advised that certain brokers, dealers or other parties may require instructions and information regarding the Mexican Account that are in addition to what is currently required by the Fund pursuant to the Repurchase Offer Notice, in order for such firms to facilitate the stockholder’s participation in the Repurchase Offer. Certain Mexican securities brokers or custodians, at which a participating stockholder establishes a Mexican Account, may choose not to accept repurchase offer proceeds on the Repurchase Payment Deadline on behalf of participating stockholder clients For may delay acceptance of proceeds until the additional instructions and confirmations are received from their participating stockholder clients. Accordingly, if you wish to participate in the Repurchase Offer you may wish to consult a broker, dealer, commercial bank, trust company or other nominee well in advance of the Repurchase Request Deadline to ensure compliance with any additional informational requirements imposed by such firms.

The Repurchase Offer is not being made to (nor will repurchase requests be accepted from or on behalf of) Stockholders residing in any jurisdiction in which the making of the Repurchase Offer or its acceptance would not be in compliance with the laws of such jurisdiction. The manner of payment of proceeds may be adjusted to accommodate restrictions in certain jurisdictions. To the extent that the securities laws of any jurisdiction would require the Repurchase Offer to be made by a licensed broker or dealer, the Repurchase Offer shall be deemed to be made on the Fund’s behalf by one or more registered brokers or dealers licensed under the laws of such jurisdiction.

All stockholders are also advised that the following representations are required of participants:

(1) if your tender of Fund shares and/or receipt of Portfolio Securities has been executed through a broker-dealer, that broker-dealer (i) is licensed in the jurisdiction in which you reside and (ii) did not exercise trading authority or control over your decision to participate in this Repurchase Offer (i.e., you instructed your broker to submit your Fund shares);

(2) none of the Fund, its investment adviser, nor any issuer of Portfolio Securities has made any recommendations regarding your participation in the Repurchase Offer and none has recommended your receipt of Portfolio Securities in exchange for Fund shares, either directly or in a manner that would bring their recommendations to your attention; and

(3) the Fund has not, in connection with this Repurchase Offer, volunteered information to you concerning the issuers of Portfolio Securities.

These documents are issued by the Fund and to the extent that they are deemed to constitute a financial promotion capable of having effect in the United Kingdom it has been approved by Computershare Investor Services PLC, an affiliate of the Information Agent for the purpose of the Financial Services and Markets Act of 2000 of the United Kingdom.

Computershare Investor Services PLC is authorized and regulated by the Financial Services Authority and is registered in the United Kingdom, no. 03498808 and its registered office is at The Pavilions, Bridgwater Road, Bristol, BS13 8AE.

The Repurchase Price reflects a 1.00% Repurchase Price Adjustment. The Repurchase Price Adjustment is paid to the Fund and is reasonably intended to compensate the Fund for expenses directly related to the Repurchase Offer. You may also be charged a fee by a broker, dealer or other institution for establishing the Mexican Account, and/or a fee by a broker, dealer or other institution for submitting the documentation necessary to participate in the Repurchase Offer. It should also be noted that participation in the Repurchase Offer will generally be a taxable transaction.

Neither the Fund nor its Board of Directors is making any recommendation to you or any holder of Shares as to whether to participate in the Repurchase Offer. You are urged to consult with your broker, financial advisor or tax advisor before deciding whether to participate in the Repurchase Offer. The Fund has been advised that no director or officer of the Fund nor the Fund’s investment adviser is participating in the Repurchase Offer.

The Fund’s NAV on September 12, 2008 was $31.32 per Share. The NAV can be expected to vary with changes in the value of the investments held by the Fund. On the Repurchase Pricing Date, the NAV may be higher or lower than it was on September 12, 2008. The Fund publishes its NAV each Monday in THE WALL STREET JOURNAL under the heading “Closed End Funds.” The Fund’s NAV is also published in BARRON’S. The Fund’s web site (www.themexicofund.com) also publishes the daily NAV of the Fund.

During the pendency of the Repurchase Offer, you may obtain current NAV quotations for the Fund by calling Georgeson Inc., the Information Agent, at 1-800-965-5216 between the hours of 9:00 a.m. and 5:00 p.m., New York City time, Monday-Friday (except holidays). Requests for additional copies of the Offer Documents and any other relevant documents may also be directed to the Information Agent.

The Fund anticipates publishing the Fund’s schedule of investments via press release and on the Fund’s web site on or about the Repurchase Pricing Date. The Portfolio Securities will be a pro-rata portion of the Fund’s schedule of investments subject to certain adjustments.

Should you have any other questions on the enclosed material, please do not hesitate to contact your broker, dealer or other nominee, or call the Information Agent at the number set forth immediately above.

Yours truly,

THE MEXICO FUND, INC.

September 18, 2008

DTC DELIVERY ELECTION FORM

THIS FORM MUST BE COMPLETED AND SUBMITTED IF SHARES WILL BE PRESENTED FOR REPURCHASE BY BOOK-ENTRY TRANSFER TO THE DEPOSITORY TRUST COMPANY. PLEASE FAX THIS FORM TO THE DEPOSITARY AT THE NUMBER INDICATED BELOW PRIOR TO 5:00 P.M., NEW YORK CITY TIME, ON THE SAME DAY SHARES ARE PRESENTED FOR REPURCHASE.

FACSIMILE COPY NUMBER: 718-234-5001

CONFIRM BY TELEPHONE: 718-921-8200

YOU MUST PROVIDE THE INFORMATION REQUESTED BELOW. FAILURE TO FURNISH THE INFORMATION REQUESTED REGARDING ACCOUNT INFORMATION WILL RESULT IN AN INCOMPLETE REPURCHASE REQUEST AND THE FUND WILL BE UNABLE TO REPURCHASE YOUR SHARES. PLEASE PRINT CLEARLY IN CAPITAL LETTERS IN THE BOXES BELOW.

Your Name:

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DTC - VOI Number:

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DTC Participant Number:

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Date of Entry:

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Number of Shares Presented for Repurchase:

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Mexican Account Information:

MEXICO

Name of Account (if different):

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Bank or Broker Name (in Mexico):

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Bank or Broker Address:

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Securities Account No.:

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Name and Telephone No. of Representative (optional):

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IN ADDITION, YOU MUST ADVISE THE ABOVE-NAMED MEXICAN BANK(S) OR BROKER(S) THAT SHARES WILL BE RECEIVED FOR YOUR ACCOUNT(S) FROM BBVA BANCOMER, S.A., THE FUND’S CUSTODIAN.

PORTFOLIO SECURITIES RECEIVED WILL BE REGISTERED IN THE NOMINEE NAME OF THE DELIVERING PARTY ON AN INTERIM BASIS. THE SIGNOR, IN CONJUNCTION WITH THE LOCAL BANK/BROKER, WILL BE RESPONSIBLE FOR REREGISTERING THE PORTFOLIO SECURITIES.

FORM OF LETTER TO CLIENTS OF BROKERS, DEALERS,

COMMERCIAL BANKS, TRUST COMPANIES AND OTHER NOMINEES

REGARDING THE REPURCHASE OFFER BY

THE MEXICO FUND, INC.

To Our Clients:

Enclosed for your consideration are the Repurchase Offer Notice dated September 18, 2008 of The Mexico Fund, Inc. (“Fund”), a Maryland corporation registered under the Investment Company Act of 1940, as amended, a closed-end, non-diversified management investment company, and the related Repurchase Request Form by which the Fund is offering to its Stockholders the right to demand the repurchase of their shares in an amount up to five percent (5%) of the Fund’s issued and outstanding common stock, par value $1.00 per share (“Shares”) in exchange for a pro-rata portion of each of the securities (other than short-term fixed income securities with maturities of less than one year, securities with transfer restrictions and certain illiquid securities), subject to adjustment for fractional shares and odd lots (“Portfolio Securities”), and cash held in the Fund’s investment portfolio, at a price equal to the Shares’ net asset value (“NAV”) determined as of the close of the regular trading session of the New York Stock Exchange (“NYSE”) on the Repurchase Pricing Date, reduced by a 1.00% repurchase price adjustment (“Repurchase Price Adjustment”) for a repurchase price equal to 99.00% of NAV (“Repurchase Price”), subject to the terms and conditions set forth in the Repurchase Offer Notice dated September 18, 2008 and the related Repurchase Request Form (which together constitute the “Offer Documents”) (“Repurchase Offer”). THE REPURCHASE OFFER EXPIRES AT 5:00 P.M., NEW YORK CITY TIME, ON OCTOBER 9, 2008, UNLESS EXTENDED (“REPURCHASE REQUEST DEADLINE”).

The purpose of the Repurchase Offer is to provide Stockholders a source of liquidity that may allow them to realize the NAV of their Shares. The proceeds of this in-kind repurchase offer will be paid in a pro-rata portion of the Fund’s Portfolio Securities. The Repurchase Offer also prevents Stockholders who choose not to participate from bearing any portion of the unrealized capital gains which would be realized if the Fund sold its Portfolio Securities in order to satisfy repurchase requests in cash. If the number of shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, the Fund will repurchase tendered shares on a pro-rata basis.

Offer documents are being forwarded to you as the beneficial owner of Shares held by us for your account but not registered in your name. We are sending you the Repurchase Request Form for your information only; you cannot use it to present Shares we hold for your account for repurchase. A repurchase request regarding your Shares can be made only by us as the holder of your shares as a participant in the Depository Trust Company system and only according to your instructions.

Your attention is called to the following:

1. The Repurchase Price to be paid for the Shares is an amount per Share, equal to the NAV determined as of the close of the regular trading session of the NYSE on the Repurchase Pricing Date reduced by the 1.00% Repurchase Price Adjustment for a Repurchase Price equal to 99.00% of net asset value, subject to the terms and conditions of the Repurchase Offer Notice dated September 18, 2008 and the related Repurchase Request Form. THE REPURCHASE REQUEST DEADLINE IS 5:00 P.M., NEW YORK CITY TIME, ON OCTOBER 9, 2008, UNLESS EXTENDED.

2. The Repurchase Offer is for up to five percent (5%) of the issued and outstanding Shares of the Fund and is not conditioned upon any minimum number of outstanding Shares being presented for repurchase, but is subject to certain conditions set forth in the Repurchase Offer Notice. Under the conditions described in Section 8 of the Repurchase Offer Notice, the Fund can terminate or amend the Repurchase Offer or can postpone the acceptance for payment of, payment for or repurchase of any Shares.

3. Stockholders offering their Shares for repurchase will not be obligated to pay brokerage commissions on the repurchase of Shares by the Fund pursuant to the Repurchase Offer; however, a broker, dealer or other person may charge a fee for processing the transactions on behalf of Stockholders. Stockholders offering their Shares for repurchase will bear any related costs of delivery and transfer. The actual per share expenses for redeeming Stockholders of effecting the repurchase will depend on a number of factors, including the number of Shares repurchased, the Fund’s portfolio composition at the time, and market conditions prevailing during the process. The Repurchase Price Adjustment of 1.00% is paid to the Fund and is reasonably intended to compensate the Fund for expenses directly related to the Repurchase Offer.

If you wish to have us present your Shares for repurchase, please instruct us by completing, signing and returning to us the instruction form enclosed.

YOUR INSTRUCTIONS SHOULD BE FORWARDED TO US IN AMPLE TIME TO PERMIT US TO PRESENT YOUR SHARES FOR REPURCHASE ON YOUR BEHALF ON OR BEFORE THE EXPIRATION OF THE REPURCHASE OFFER. THE REPURCHASE REQUEST DEADLINE IS 5:00 P.M., NEW YORK CITY TIME, ON OCTOBER 9, 2008, UNLESS EXTENDED.

The Repurchase Offer is not being made to (nor will repurchase requests be accepted from or on behalf of) owners of Shares in any jurisdiction in which the Repurchase Offer or its acceptance would violate the laws of that jurisdiction. The manner of payment of proceeds may be adjusted to accommodate restrictions in certain jurisdictions. To the extent that the securities laws of any jurisdiction would require the Repurchase Offer to be made by a licensed broker or dealer, the Repurchase Offer shall be deemed to be made on the Fund’s behalf by one or more registered brokers or dealers licensed under the laws of that jurisdiction.

All stockholders are also advised that the following representations are required of participants:

(1) if your tender of Fund shares and/or receipt of Portfolio Securities has been executed through a broker-dealer, that broker-dealer (i) is licensed in the jurisdiction in which you reside and (ii) did not exercise trading authority or control over your decision to participate in this Repurchase Offer (i.e., you instructed your broker to submit your Fund shares);

(2) none of the Fund, its investment adviser, nor any issuer of Portfolio Securities has made any recommendations regarding your participation in the Repurchase Offer and none has recommended your receipt of Portfolio Securities in exchange for Fund shares, either directly or in a manner that would bring their recommendations to your attention; and

(3) the Fund has not, in connection with this Repurchase Offer, volunteered information to you concerning the issuers of Portfolio Securities.

NONE OF THE FUND, THE BOARD OF DIRECTORS, THE INVESTMENT ADVISER TO THE FUND, NOR ANY ISSUER OF THE PORTFOLIO SECURITIES IS MAKING ANY RECOMMENDATION TO ANY STOCKHOLDER WHETHER TO SUBMIT FOR REPURCHASE OR TO REFRAIN FROM SUBMITTING FOR REPURCHASE SHARES. THE FUND HAS BEEN ADVISED THAT NO DIRECTOR OR OFFICER OF THE FUND NOR THE FUND’S INVESTMENT ADVISER WILL PARTICIPATE IN THE REPURCHASE OFFER. EACH STOCKHOLDER IS URGED TO READ AND EVALUATE THE REPURCHASE OFFER NOTICE AND ACCOMPANYING MATERIALS CAREFULLY.

Very truly yours,

[Broker Name]

INSTRUCTIONS REGARDING THE REPURCHASE OFFER BY THE MEXICO FUND, INC.

THIS FORM IS NOT TO BE USED TO PRESENT SHARES FOR REPURCHASE DIRECTLY TO THE DEPOSITARY. IT SHOULD BE SENT TO YOUR BROKER, DEALER, COMMERCIAL BANK, TRUST COMPANY OR OTHER NOMINEE ONLY IF THAT FIRM IS THE HOLDER OF RECORD OF YOUR SHARES AND WILL BE PRESENTING THE SHARES FOR REPURCHASE ON YOUR BEHALF. THE DEPOSITARY MUST RECEIVE YOUR SHARES NO LATER THAN 5:00 P.M., NEW YORK CITY TIME, ON OCTOBER 9, 2008.

DO NOT COMPLETE THIS FORM IF YOU HAVE DECIDED NOT TO PRESENT YOUR SHARES FOR REPURCHASE.

The undersigned acknowledge(s) receipt of your letter and the enclosed Repurchase Offer Notice, dated September 18, 2008 and the related Repurchase Request Form (which together are described as the “Offer Documents”) in connection with the offer to Stockholders by The Mexico Fund, Inc. (“Fund”), a Maryland corporation registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company, of the right to request the repurchase of up to five percent (5%) of the Fund’s issued and outstanding common stock, par value $1.00 per share (“Shares”) at the net asset value per Share as of the close of the regular trading session of the New York Stock Exchange on the Repurchase Pricing Date, reduced by a 1.00% repurchase price adjustment (“Repurchase Price Adjustment”) for a repurchase price equal to 99.00% of net asset value per share (“Repurchase Price”), on the terms and subject to the conditions of the Repurchase Offer.

Name of Client:

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Address of Client:

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Telephone No. of Client:

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Number of Shares Presented for Participation in Repurchase Offer:

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Signature:

Form W-8ECI (Rev. February 2006) Department of the Treasury Internal Revenue Service

Certificate of Foreign Person’s Claim for Exemption From

Withholding on Income Effectively Connected With the

Conduct of a Trade or Business in the United States

➢ Section references are to the Internal Revenue Code. ➢ See separate instructions.

➢ Give this form to the withholding agent or payer. Do not send to the IRS.

OMB No. 1545-1621

Note: Persons submitting this form must file an annual U.S. income tax return to report income claimed to be effectively connected with a U.S. trade or business (see instructions).

Do not use this form for:	Instead, use Form:

• A beneficial owner solely claiming foreign status or treaty benefits	W-8BEN

•      A foreign government, international organization, foreign central bank of issue, foreign tax-exempt organization, foreign private foundation, or government of a U.S. possession claiming the applicability of section(s) 115(2), 501(c), 892, 895, or 1443(b)

W-8EXP
Note: These entities should use Form W-8ECI if they received effectively connected income (e.g., income from commercial activities).
• A foreign partnership or a foreign trust (unless claiming an exemption from U.S. withholding on income effectively connected with the conduct of a trade or business in the United States)	W-8BEN or W-8IMY
• A person acting as an intermediary	W-8IMY
Note: See instructions for additional exceptions.

Part I Identification of Beneficial Owner (See instructions.)

1	Name of individual or organization that is the beneficial owner		2 Country of incorporation or organization

3	Type of entity (check the appropriate box): ☐ Individual		☐ Corporation	☐ Disregarded entity
	☐ Partnership	☐ Simple trust or grant or trust	☐ Complex trust	☐ Estate
	☐ Government	☐ International organization	☐ Central bank of issue	☐ Tax-exempt organization
☐ Private foundation

4	Permanent residence address (street, apt. or suite no., or rural route). Do not use a P.O. box.
	City or town, state or province. Include postal code where appropriate.			Country (do not abbreviate)

5	Business address in the United States (street, apt. or suite no., or rural route). Do not use a P.O. box.
City or town, state, and ZIP code

6	U.S. taxpayer identification number (required—see instructions)		7 Foreign tax identifying number, if any (optional)
☐ SSN or ITIN ☐ EIN

8	Reference number(s) (see instructions)

9	Specify each item of income that is, or is expected to be, received from the payer that is effectively connected with the conduct of a trade or business in the United States

Part II    Certification

Sign Here	Under penalties of perjury, I declare that I have examined the information on this form and to the best of my knowledge and belief it is true, correct, and complete. I further certify under penalties of perjury that:

•      I am the beneficial owner (or I am authorized to sign for the beneficial owner) of all the income to which this form relates,

•      The amounts for which this certification is provided are effectively connected with the conduct of a trade or business in the United States and are includible in my gross income (or the beneficial owner’s gross income) for the taxable year, and

•      The beneficial owner is not a U.S. person.

Furthermore, I authorize this form to be provided to any withholding agent that has control, receipt, or custody of the income of which I am the beneficial owner or any withholding agent that can disburse or make payments of the income of which I am the beneficial owner.

______________________________________________________________________ ____________________ ___________________
Signature of beneficial owner (or individual authorized to sign for the beneficial owner) Date (MM-DD-YYYY) Capacity in which acting

For Paperwork Reduction Act Notice, see separate instructions.                Cat. No. 25045D        Form W-8ECI (Rev. 2-2006)

Form W-8BEN (Rev. February 2006) Department of the Treasury Internal Revenue Service

Certificate of Foreign Status of Beneficial Owner

for United States Tax Withholding

➢ Section references are to the Internal Revenue Code. ➢ See separate instructions.

➢ Give this form to the withholding agent or payer. Do not send to the IRS.

OMB No. 1545-1621

Do not use this form for:	Instead, use Form:
• A U.S. citizen or other U.S. person, including a resident alien individual	W-9
• A person claiming an exemption from U.S. withholding on income effectively connected with the conduct of a trade or business in the United States	W-8ECI
• A foreign partnership, a foreign simple trust, or a foreign grantor trust (see instructions for exceptions)	W-8ECI or W-8IMY

•      A foreign government, international organization, foreign central bank of issue, foreign tax-exempt organization, foreign private foundation, or government of a U.S. possession that received effectively connected income or that is claiming the applicability of section(s) 115(2), 501(c), 892, 895, or 1443(b) (see instructions)

W-8ECI or W-8EXP
Note: These entities should use Form W-8BEN if they are claiming treaty benefits or are providing the form only to claim they are a foreign person exempt from backup withholding.
• A person acting as an intermediary	W-8IMY
Note: See instructions for additional exceptions.

Part I     Identification of Beneficial Owner (See instructions.)

1	Name of individual or organization that is the beneficial owner			2 Country of incorporation or organization
3	Type of beneficial owner	☐ Individual	☐ Corporation	☐ Disregarded entity	☐ Partnership	☐ Simple trust
	☐ Grantor trust	☐ Complex trust	☐ Estate	☐ Government	☐ International organization
	☐ Central bank of issue	☐ Tax-exempt organization	☐ Private foundation
4	Permanent residence address (street, apt. or suite no., or rural route). Do not use a P.O. box or in-care-of address.
	City or town, state or province. Include postal code where appropriate.				Country (do not abbreviate)
5	Mailing address (if different from above)

	City or town, state or province. Include postal code where appropriate.				Country (do not abbreviate)
6	U.S. taxpayer identification number, if required (see instructions)			7 Foreign tax identifying number, if any (optional)
☐ SSN or ITIN ☐ EIN
8	Reference number(s) (see instructions)
Part II Claim of Tax Treaty Benefits (if applicable)
9	I certify that (check all that apply):
a	☐ The beneficial owner is a resident of __________ within the meaning of the income tax treaty between the United States and that country.
b	☐ If required, the U.S. taxpayer identification number is stated on line 6 (see instructions).
c

☐    The beneficial owner is not an individual, derives the item (or items) of income for which the treaty benefits are claimed, and, if applicable, meets the requirements of the treaty provision dealing with limitation on benefits (see instructions).

d

☐    The beneficial owner is not an individual, is claiming treaty benefits for dividends received from a foreign corporation or interest from a U.S. trade or business of a foreign corporation, and meets qualified resident status (see instructions).

e

☐    The beneficial owner is related to the person obligated to pay the income within the meaning of section 267(b) or 707(b), and will file Form 8833 if the amount subject to withholding received during a calendar year exceeds, in the aggregate, $500,000.

10	Special rates and conditions (if applicable—see instructions): The beneficial owner is claiming the provisions of Article ________ of the treaty identified on line 9a above to claim a ________ % rate of withholding on (specify type of income): ____________________________________
Explain the reasons the beneficial owner meets the terms of the treaty article: ________________________________________________________

Part III Notional Principal Contracts
11

☐    I have provided or will provide a statement that identifies those notional principal contracts from which the income is not effectively connected with the conduct of a trade or business in the United States. I agree to update this statement as required.

Part IV Certification
Under penalties of perjury, I declare that I have examined the information on this form and to the best of my knowledge and belief it is true, correct, and complete. I further certify under penalties of perjury that:

•      I am the beneficial owner (or am authorized to sign for the beneficial owner) of all the income to which this form relates,

•      The beneficial owner is not a U.S. person,

•      The income to which this form relates is not effectively connected with the conduct of a trade or business in the United States or is effectively connected but is not subject to tax under an income tax treaty, and

•      For broker transactions or barter exchanges, the beneficial owner is an exempt foreign person as defined in the instructions.

Furthermore, I authorize this form to be provided to any withholding agent that has control, receipt, or custody of the income of which I am the beneficial owner or any withholding agent that can disburse or make payments of the income of which I am the beneficial owner.

Sign Here ➢	_______________________________________________________________________ ___________________ ____________________
Signature of beneficial owner (or individual authorized to sign for the beneficial owner) Date (MM-DD-YYYY) Capacity in which acting

For Paperwork Reduction Act Notice, see separate instructions.                 Cat. No. 25047Z         Form W-8BEN (Rev. 2-2006)